UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22167

Virtus Strategy Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS STRATEGY TRUST

September 30, 2023
Virtus Convertible Fund
Virtus Duff & Phelps Water Fund
Virtus Global Allocation Fund
Virtus International Small-Cap Fund*
Virtus Newfleet Short Duration High Income Fund
Virtus NFJ Emerging Markets Value Fund
Virtus NFJ Global Sustainability Fund
Virtus Seix High Yield Income Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		5
Fund	Fund Summary	Schedule of Investments
Virtus Convertible Fund (“Convertible Fund”)	9	37
Virtus Duff & Phelps Water Fund (“Duff & Phelps Water Fund”)	12	40
Virtus Global Allocation Fund (“Global Allocation Fund”)	16	41
Virtus International Small-Cap Fund (“International Small-Cap Fund”)	20	48
Virtus Newfleet Short Duration High Income Fund (“Newfleet Short Duration High Income Fund”)	23	50
Virtus NFJ Emerging Markets Value Fund (“NFJ Emerging Markets Value Fund”)	27	54
Virtus NFJ Global Sustainability Fund (“NFJ Global Sustainability Fund”)	30	56
Virtus Seix High Yield Income Fund (“Seix High Yield Income Fund”)	33	57
Statements of Assets and Liabilities		62
Statements of Operations		66
Statements of Changes in Net Assets		68
Financial Highlights		71
Notes to Financial Statements		78
Report of Independent Registered Public Accounting Firm		98
Tax Information Notice		99
Statement Regarding Liquidity Risk Management Program		100
Fund Management Tables		101
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2023.
After a challenging 2022, markets showed strength in 2023. Inflation began to slow while the U.S. economy demonstrated continued resilience. The efforts of the Federal Reserve (Fed) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” A brief banking crisis in March of 2023 was quickly resolved without impacting economic growth, and investors were optimistic about the possibilities for artificial intelligence (AI). As the fiscal year came to a close, however, concerns that interest rates might remain higher for longer began to weigh on markets.
Domestic equity indexes posted strong returns for the 12 months ended September 30, 2023. U.S. large-capitalization stocks led the way with a return of 21.62%, as measured by the S&P 500® Index, while small-cap stocks returned 8.93%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 25.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 11.70%.
In fixed income markets, the yield on the 10-year Treasury rose to 4.59% on September 30, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 0.64% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 10.28%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
November 2023
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Strategy Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2023.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 989.90	0.96%	$ 4.79
	Class C	1,000.00	985.70	1.73	8.61
	Class P	1,000.00	990.90	0.71	3.54
	Institutional Class	1,000.00	991.10	0.71	3.54
	Class R6	1,000.00	991.50	0.62	3.10
	Administrative Class	1,000.00	990.00	0.93	4.64
Duff & Phelps Water Fund
	Class A	1,000.00	937.60	1.22	5.93
	Class C	1,000.00	934.10	1.97	9.55
	Class P	1,000.00	938.70	0.94	4.57
	Institutional Class	1,000.00	939.50	0.93	4.52
Global Allocation Fund
	Class A	1,000.00	966.10	0.52	2.56
	Class C	1,000.00	961.70	1.27	6.25
	Class P	1,000.00	966.50	0.32	1.58
	Institutional Class	1,000.00	965.80	0.29	1.43
	Class R6	1,000.00	966.90	0.22	1.08
	Administrative Class	1,000.00	965.50	0.47	2.32
International Small-Cap Fund
	Class A	1,000.00	1,031.10	1.29	6.57
	Class C	1,000.00	1,027.00	2.04	10.37
	Class P	1,000.00	1,031.90	1.14	5.81
	Institutional Class	1,000.00	1,032.40	1.08	5.50
	Class R6	1,000.00	1,032.40	1.03	5.25
Newfleet Short Duration High Income Fund
	Class A	1,000.00	1,045.20	0.87	4.46
	Class C	1,000.00	1,043.70	1.12	5.74
	Class P	1,000.00	1,045.80	0.66	3.38
	Institutional Class	1,000.00	1,046.30	0.61	3.13
	Class R6	1,000.00	1,046.70	0.56	2.87

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Emerging Markets Value Fund
	Class A	$1,000.00	$ 974.60	1.14%	$ 5.64
	Class C	1,000.00	971.00	1.89	9.34
	Class P	1,000.00	975.60	0.99	4.90
	Institutional Class	1,000.00	975.20	0.89	4.41
NFJ Global Sustainability Fund
	Class A	1,000.00	976.60	0.94	4.66
	Class P	1,000.00	977.70	0.79	3.92
	Institutional Class	1,000.00	977.80	0.69	3.42
Seix High Yield Income Fund
	Class A	1,000.00	1,037.10	1.16	5.92
	Class C	1,000.00	1,034.50	1.84	9.38
	Class P	1,000.00	1,040.20	0.85	4.35
	Institutional	1,000.00	1,038.00	0.87	4.44
	Administrative Class	1,000.00	1,038.90	1.04	5.32

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 1,020.26	0.96%	$ 4.86
	Class C	1,000.00	1,016.39	1.73	8.74
	Class P	1,000.00	1,021.51	0.71	3.60
	Institutional Class	1,000.00	1,021.51	0.71	3.60
	Class R6	1,000.00	1,021.96	0.62	3.14
	Administrative Class	1,000.00	1,020.41	0.93	4.71
Duff & Phelps Water Fund
	Class A	1,000.00	1,018.95	1.22	6.17
	Class C	1,000.00	1,015.19	1.97	9.95
	Class P	1,000.00	1,020.36	0.94	4.76
	Institutional Class	1,000.00	1,020.41	0.93	4.71
Global Allocation Fund
	Class A	1,000.00	1,022.46	0.52	2.64
	Class C	1,000.00	1,018.70	1.27	6.43
	Class P	1,000.00	1,023.46	0.32	1.62
	Institutional Class	1,000.00	1,023.61	0.29	1.47
	Class R6	1,000.00	1,023.97	0.22	1.12
	Administrative Class	1,000.00	1,022.71	0.47	2.38

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2023 TO September 30, 2023
		Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
International Small-Cap Fund
	Class A	$1,000.00	$1,018.60	1.29%	$ 6.53
	Class C	1,000.00	1,014.84	2.04	10.30
	Class P	1,000.00	1,019.35	1.14	5.77
	Institutional Class	1,000.00	1,019.65	1.08	5.47
	Class R6	1,000.00	1,019.90	1.03	5.22
Newfleet Short Duration High Income Fund
	Class A	1,000.00	1,020.71	0.87	4.41
	Class C	1,000.00	1,019.45	1.12	5.67
	Class P	1,000.00	1,021.76	0.66	3.35
	Institutional Class	1,000.00	1,022.01	0.61	3.09
	Class R6	1,000.00	1,022.26	0.56	2.84
NFJ Emerging Markets Value Fund
	Class A	1,000.00	1,019.35	1.14	5.77
	Class C	1,000.00	1,015.59	1.89	9.55
	Class P	1,000.00	1,020.10	0.99	5.01
	Institutional Class	1,000.00	1,020.61	0.89	4.51
NFJ Global Sustainability Fund
	Class A	1,000.00	1,020.36	0.94	4.76
	Class P	1,000.00	1,021.11	0.79	4.00
	Institutional Class	1,000.00	1,021.61	0.69	3.50
Seix High Yield Income Fund
	Class A	1,000.00	1,019.25	1.16	5.87
	Class C	1,000.00	1,015.84	1.84	9.30
	Class P	1,000.00	1,020.81	0.85	4.31
	Institutional	1,000.00	1,020.71	0.87	4.41
	Administrative Class	1,000.00	1,019.85	1.04	5.27

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2023
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index
The composite index consists of 60% MSCI All Country World Index (net) and 40% Bloomberg U.S. Aggregate Bond Index. The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Alternative Credit Enhancement Securities® (“ACES”)
ACEs, a type of multiclass mortgage-related security in which interest and principal payments from multifamily mortgages are structured into separately traded securities.
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bank of Japan (“BOJ”)
One of the world’s major central banks, the BOJ is responsible for issuing the country’s currency, managing monetary policy, and maintaining financial system stability.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
The Bloomberg High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Treasury Bond Index
The Bloomberg U.S. Treasury Bond Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Consumer Price Index (“CPI”)
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.
Dow Jones Sustainability World Index (net)
The Dow Jones Sustainability World Index tracks the performance of the top 10% of the 2,500 largest companies in the S&P Global Broad Market Index that are the world’s sustainability leaders based on economic, environmental and social criteria. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is the central bank of the 19 European Union countries which use the euro. The bank main task is to maintain price stability, by making sure that inflation remains low, stable and predictable.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2023
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
FTSE Russell provides a comprehensive range of reliable and accurate indexes, giving investors the tools they require to measure and analyze global markets across asset classes, styles or strategies.
Gross Domestic Product (“GDP”)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
The ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index is a subset of the ICE BofA U.S. Cash Pay High Yield Index, including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. Convertibles Index
The ICE BofA U.S. Convertibles Index is a widely used, unmanaged index that measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield Index
The ICE BofA U.S. High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit CDX® Emerging Markets Index (“CDX.EM”)
CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2023
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Europe Index (net)
The MSCI Europe Index (net) is a free float-adjusted market capitalization-weighted index that measures the performance of large and mid-cap securities across 15 Developed Markets countries in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI World ex USA Small Cap Index (net)
The MSCI World ex USA Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed, excluding the U.S. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Organization of the Petroleum Exporting Countries (“OPEC”)
OPEC coordinates and unifies the petroleum policies of its Member Countries and ensures the stabilization of oil markets in order to secure an efficient, economic and regular supply of petroleum to consumers, a steady income to producers and a fair return on capital for those investing in the petroleum industry.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P Global Water Index (net)
The S&P Global Water Index (net) is a modified capitalization-weighted index comprised of 50 of the largest publicly traded companies in water-related businesses that meet specific invest ability requirements. The index is designed to provide liquid exposure to the leading publicly-listed companies in the global water industry, from both developed markets and emerging markets. The index is calculated on a

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2023
total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tokyo Stock Price Index (“TOPIX”)
Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A : ANZAX
Class C: ANZCX
Class P: ANCMX
Institutional Class: ANNPX
Class R6: VAADX
Administrative Class: ANNAX
Convertible Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Voya Investment Management Co., LLC
■	The Fund is diversified and has an investment objective of seeking maximum total return, consisting of capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 4.19%, Class C shares at NAV returned 3.37%, Class P shares at NAV returned 4.45%, Institutional Class shares at NAV returned 4.47%†, Class R6 shares at NAV returned 4.55% and Administrative Class shares at NAV returned 4.23%. For the fiscal year ended September 30, 2023, the ICE BofA U.S. Convertibles Index, the Fund’s style-specific benchmark appropriate for comparison, returned 7.49%.
   † See footnote 5 on page 11.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The market finished higher for the 12-month period, but the path to a positive return was not linear. Slower rates of inflation helped drive early strength, while inflation-fighting U.S. Federal Reserve (Fed) commentary and rising expectations for the Fed’s interest rate target were sources of pressure in February 2023. March ushered in the unexpected, with the two largest U.S. bank failures since 2008 and the collapse of Credit Suisse in Europe.
Gains in the second quarter of 2023 were partly attributable to better-than-estimated corporate earnings and economic data, waning inflation, and a pause in Fed interest rate hikes. Over the remaining months, the market trended lower as strong economic activity suggested that monetary policy might stay restrictive through most of 2024. After hiking the benchmark interest rate to a range of 5.25% to 5.50%, the Fed left it unchanged in September, but forecasted another increase before year-end and less easing than prior expectations in 2024. Against this backdrop, U.S. Treasury yields rose sharply.
What factors affected the Fund’s performance during its fiscal year?
The Fund produced a positive total return for the 12-month period ended September 30, 2023, but underperformed its benchmark, the ICE BofA US Convertibles Index. Sector allocations that hurt relative performance during the period were technology, energy, and materials, among others. Within technology, positioning in electronics and software detracted. Exposure to oil field equipment and services weighed on energy, and the materials sector was impacted by an allocation to steel producers and products. Conversely, sectors that helped relative performance during the period included utilities, health care, and telecommunications.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Counterparty: There is risk that a party upon whom the portfolio relies to complete a transaction will default.
Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Prepayments/Calls: If issuers prepay or call fixed rate obligations when interest rates fall, it may force the Fund to reinvest at lower interest rates.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Distribution Rate is calculated by summing all income distributions over the preceding 12 months, and dividing by the NAV on the last business date of the period.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of September 30, 2023.
Convertible Bonds and Notes		91%
Software	14%
Internet	11
Entertainment	6
All other Convertible Bonds and Notes	60
Convertible Preferred Stocks		6
Short-Term Investment		2
Equity-Linked Note		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Convertible Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.19%	8.83%	8.79%	— %	—
Class A shares at POP[3,4]	-1.54	7.60	8.18	—	—
Class C shares at NAV[2] and with CDSC[4]	3.37	8.00	7.99	—	—
Class P shares at NAV[2]	4.45	9.10	9.07	—	—
Institutional Class shares at NAV[2]	4.47 [5]	9.11	9.11	—	—
Class R6 shares at NAV[2]	4.55	—	—	-5.99	1/31/22
Administrative Class shares at NAV[2]	4.23	8.86	8.86	—	—
ICE BofA U.S. Convertibles Index	7.49	8.36	8.83	-4.87 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.10%, Net 0.97%; Class C shares: Gross 1.83%, Net 1.74%; Class P shares: Gross 0.84%, Net 0.72%; Institutional Class shares: Gross 0.84%, Net 0.72%; Class R6 shares: Gross 0.84%, Net 0.63%; Administrative Class shares: Gross 1.17%, Net 0.94%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Convertible Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares, Institutional Class and Administrative Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : AWTAX
Class C: AWTCX
Class P: AWTPX
Institutional Class: AWTIX
Duff & Phelps Water Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is non-diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 11.17%, Class C shares at NAV returned 10.40%, Class P shares at NAV returned 11.53%, and Institutional Class shares at NAV returned 11.55%. For the same period, the S&P Global Water Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 15.13% and MSCI All Country World Index (net), a broad-based index, returned 20.80%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After a difficult fiscal year in 2022, global markets bounced back strongly in the fiscal year ended September 30, 2023, with the MSCI All Country World Index (net) rising 20.8%. Mega-cap technology stocks were the clear market leaders as they regained momentum after a tough 2022 and then moved significantly higher around the emerging artificial intelligence (AI) theme. For the year, market leadership was concentrated in a very few areas, while many sectors significantly trailed the Index. Both large-cap stocks and growth stocks significantly outperformed their small-cap and value stock counterparts. A key driver for the market was the pullback in inflation after the rapid increases in prices following Covid. As inflation slowed during the second half of fiscal 2023, the market grew more comfortable that key central banks would stop raising interest rates, which in turn spurred increases in stock prices.
Every sector in the MSCI All Country World Index (net) gained during the 12-month period, with the exception of real estate. Positive performance was led by technology-oriented sectors, including the information technology and communication services sectors, as well as the energy sector, which benefitted from commodity prices remaining firm due to resilient economic growth and supply constraints. Defensive sectors such as real estate, utilities, and consumer staples lagged in response to better-than-anticipated economic growth and rising interest rates.
What factors affected the Fund’s performance during its fiscal ?
The Fund rose 11.55% for the fiscal year ended September 30, 2023, but underperformed its benchmark, the MSCI All Country World Index (net). After outperforming the benchmark in the first half of the fiscal year, the Fund’s relative performance turned in mid-2023, when surging interest rates drove water utilities lower and global industrial companies were negatively impacted by weakening international growth.
Positive absolute performance was driven by constructive fundamentals, strong earnings results, and resilient growth outlooks. The Fund performed well across the broader sector, with both the water equipment and technologies and the infrastructure sectors contributing to the positive return. Water equipment and technologies benefitted from robust order backlogs and earnings growth tied to global infrastructure packages, such as the U.S. Infrastructure Investments and Jobs Act (IIJA). Other positive factors included water regulations and favorable trends associated with increased water technology adoption, sustainability programs, and rising water demand from high-growth end-markets, such as semiconductors, data centers, and health care. Water infrastructure companies were supported by stable earnings and visible growth driven by significant investment to improve water systems in developed and emerging markets.
From an individual stock perspective, Veolia Environment (water and environmental infrastructure), Stantec (engineering and consulting), and Badger Meter (smart meter provider) were the largest contributors to results. Essential Utilities (U.S. water utility), Lindsay Corp. (irrigation equipment and technologies), and
Danaher Corp. (life sciences equipment and technology) were the largest detractors during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Water-Related Risk: Because the Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector, which may increase risk and volatility.
Focused Investments: To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Sustainable Investing: Because the Fund focuses on investments in companies that the Manager believes exhibit strong environmental, social, and corporate
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Duff & Phelps Water Fund (Continued)
governance records, the Fund’s universe of investments may be smaller than that of other portfolios and broad equity benchmark indices. ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of September 30, 2023.
Water Utilities	29%
Machinery	20
Life Sciences Tools & Services	9
Construction & Engineering	8
Commercial Services & Supplies	7
Building Products	6
Multi-Utilities	6
Trading Companies & Distributors	5
Electronic Equipment, Instruments & Components	4
Chemicals	4
Other	2
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Duff & Phelps Water Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	11.17%	5.88%	6.28%
Class A shares at POP[3,4]	5.06	4.69	5.68
Class C shares at NAV[2] and with CDSC[4]	10.40	5.08	5.48
Class P shares at NAV[2]	11.53	6.17	6.57
Institutional Class shares at NAV[2]	11.55	6.19	6.59
MSCI All Country World Index (net)	20.80	6.46	7.56
S&P Global Water Index (net)	15.13	7.98	8.20
Fund Expense Ratios[5]: Class A shares: Gross 1.48%, Net 1.22%; Class C shares: Gross 2.22%, Net 1.97%; Class P shares: Gross 1.19%, Net 0.94%; Institutional Class shares: Gross 1.22%, Net 0.93%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Duff & Phelps Water Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares and Institutional Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : PALAX
Class C: PALCX
Class P: AGAPX
Institutional Class: PALLX
Class R6: AGASX
Administrative Class: AGAMX
Global Allocation Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Virtus Investment Advisers, Inc.
■	The Fund is diversified and has an investment objective of seeking after-inflation capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 9.49%, Class C shares at NAV returned 8.55%, Class P shares at NAV returned 9.71%, Institutional Class shares at NAV returned 9.64%, Class R6 shares at NAV returned 9.71%, and Administrative Class shares at NAV returned 9.56%. For the same period, the 60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 12.50%, Bloomberg U.S. Aggregate Bond Index and MSCI All Country World Index (net), both broad-based indexes, returned 0.64%, and 20.80%, respectively.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
After very weak performance for equities and bonds over the prior fiscal year, markets remained volatile during the 12 months ended September 30, 2023, but equities rebounded from their 2022 lows, while U.S. bonds remained depressed. The U.S. Federal Reserve (the Fed) increased interest rates six times during the 12-month period in an effort to manage inflation, which continued to run well above the Fed’s target of 2%. The U.S. Consumer Price Index (CPI) inflation gauge fell from 8.4% to 3.7% during the fiscal year. However, robust economic growth and high employment supported consumer spending, which in turn supported higher prices. Consequently, the Fed signaled that it would likely have to hold rates higher for longer than previously expected in an effort to meet its 2% target. In response, during August and September of 2023, the Treasury yield curve bear-steepened, pushing long-term interest rates significantly higher than short-term rates. For the fiscal year, the Bloomberg U.S. Treasury Bond Index was down 0.81%.
Global equities, as measured by the MSCI All Country World Index (net), returned 20.80% for the period, with U.S. equities up 21.62%, as measured by the S&P 500® Index, and European equities up 28.85%, as measured by the MSCI Europe Index (net) in U.S. dollar terms. In the first quarter of 2023, the failure of a few regional banks mainly due to higher rates spooked investors and weighed on equities. However, markets rebounded in April as investors focused on the prospects for generative artificial intelligence (AI) after the release of ChatGPT4 in March. U.S. growth stocks outperformed U.S. value stocks for the fiscal year, with the Russell 1000® Growth Index up 27.72% and the Russell 1000® Value Index up 14.44%.
In Europe, equity markets rebounded over the first half of the fiscal year, after fears of a recession driven by natural gas shortages due to the Russian invasion of Ukraine were not realized. The European Central Bank (ECB) continued raising interest rates in an effort to control inflation, but gradually lowered the magnitude of its increases. Similarly, central banks in Canada and Australia, which were among the earliest to start raising rates, continued to hike, but did so more cautiously in order to avoid sending their economies into recession.
An outlier in 2022, the Bank of Japan began to slowly tighten monetary policy by allowing more flexibility in its yield-curve-control policy in response to higher and more persistent inflation than experienced since the early 1980s. Japan equities recovered strongly in 2023 after the economy fully reopened from Covid lockdowns and the Tokyo Stock Exchange implemented reforms designed to improve shareholder value. China reopened from Covid lockdowns at the end of 2022, and while investors hoped for a strong recovery, it had not materialized by the end of the fiscal year. Economic growth remained below the historical trend, and inflation was non-existent due to excess manufacturing capacity and poor consumer demand. International developed markets, as measured by the MSCI EAFE® Index (net), gained 25.65%, while the MSCI Emerging Markets Index (net) gained 11.70% for the period.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its blended benchmark of 60% MSCI All Country World Index (net) and 40% Bloomberg U.S. Aggregate Bond Index for the fiscal year ended September 30, 2023. Positive security selection and an overweight in developed market ex-U.S. equities, as well as positive security selection in U.S. corporate bonds and securitized bonds contributed to performance. Negative security selection and an underweight in U.S. equities, an overweight to U.S. Treasuries in the third quarter of 2023, and currency positions in the fourth quarter of 2022 all detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Allocation: The risk that the Fund’s exposure to equities and fixed income securities, or different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Sustainable Investing: Because the Fund focuses on investments in companies that the Manager believes exhibit strong environmental, social, and corporate governance records, the Fund’s universe of investments may be smaller than that of other portfolios and broad equity benchmark indices. ESG factors may not be considered for every investment decision and there is no guarantee that the
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Global Allocation Fund (Continued)
integration of ESG factors will result in better performance.
Underlying Fund Risk: The Fund will be indirectly affected by factors, risks and performance specific to any other fund in which it invests.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Debt Instruments: Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Derivatives: Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or attempt to increase returns. Investments in derivatives may result in increased volatility and the portfolio may incur a loss greater than its principal investment.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of September 30, 2023.
Affiliated Mutual Funds		24%
Corporate Bonds and Notes		17
Banks	6%
Electric Utilities	2
Financial Services	2
All other Corporate Bonds and Notes	7
Exchange-Traded Funds		16
Common Stocks		12
Software	1
Healthcare Providers & Services	1
Technology Hardware, Storage & Peripherals	1
All other Common Stocks	9
Mortgage-Backed Securities		11
U.S. Government Securities		7
Asset-Backed Securities		6
Other (includes short-term investment)		7
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Global Allocation Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	9.49%	3.35%	3.95%	— %	—
Class A shares at POP[3,4]	3.46	2.19	3.36	—	—
Class C shares at NAV[2] and with CDSC[4]	8.55	2.55	3.16	—	—
Class P shares at NAV[2]	9.71	3.55	4.19	—	—
Institutional Class shares at NAV[2]	9.64	3.59	4.18	—	—
Class R6 shares at NAV[2]	9.71	3.65	—	4.82	9/8/15
Administrative Class shares at NAV[2]	9.56	3.69	4.14	—	—
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	12.50	4.21	5.18	5.61 [5]	—
MSCI All Country World Index (net)	20.80	6.46	7.56	8.62 [5]	—
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	0.63 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.51%, Net 0.77%; Class C shares: Gross 2.28%, Net 1.52%; Class P shares: Gross 1.25%, Net 0.57%; Institutional Class shares: Gross 1.26%, Net 0.54%; Class R6 shares: Gross 1.18%, Net 0.47%; Administrative Class shares: Gross 1.48%, Net 0.72%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Global Allocation Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares, Institutional Class and Administrative Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : AOPAX
Class C: AOPCX
Class P: ALOPX
Institutional Class: ALOIX
Class R6: AIISX
International Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Virtus Investment Advisers, Inc.
■	The Fund is diversified and has an investment objective of seeking maximum long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 23.80%†, Class C shares at NAV returned 22.80%, Class P shares at NAV returned 24.00%, Institutional Class shares at NAV returned 24.05%†, and Class R6 shares at NAV returned 24.11%. For the same period, the MSCI All Country World Ex USA Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 19.01%.
   † See footnote 3 on page 22.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
International (non-U.S.) smaller-capitalization equities delivered strong performance for the 12 months ended September 30, 2023. Most of this performance occurred in the first half of the fiscal year. The year 2023 began on a strong equity market tailwind driven by excitement about artificial intelligence (AI) following the launch of ChatGPT. While broader equity markets benefited from this euphoria, technology stocks were the primary drivers of the market rally. Companies which are associated directly with the creation or use of AI models, or producing the hardware needed for the computation, were the primary beneficiaries of the rally. The beginning of 2023 was also marked by the belief that global inflation, particularly in the U.S., was behind us, which in turn set the expectation that the Federal Reserve (the Fed) was at the end of its rate hikes. This in turn sparked a rally in foreign currency and foreign equities.
The second half of the fiscal year was marked by the realization that inflation was proving stickier than expected, which led to revised expectations for the Fed rate hike cycle. The performance of equities during this time was driven by a rise in commodity stocks, especially energy stocks. The surprising decision by some members of OPEC and Russia to further curtail oil production caused a spike in oil prices and energy-related stocks.
What factors affected the Fund’s performance during its fiscal ?
The Fund outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index (net), for the fiscal year ended September 30, 2023. Strong stock selection was the primary driver of this outperformance, particularly within Japanese industrials.
From a country perspective, stock selection in Japan and Taiwan contributed the most to the Fund performance. The Fund’s underweight allocation to India detracted from performance.
From a sector perspective, industrials and consumer discretionary were the biggest contributors, primarily contributing through selection. Poor selection in materials and financials detracted from performance.
The biggest contributors to Fund performance during the 12-month period were Wistron Corp., Centrica PLC, and Mazda Motor Corp. The biggest detractors were u-blox Holding AG, Jastrzebska Spolka Weglowa, and Capital Power.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of September 30, 2023.
Trading Companies & Distributors	9%
Banks	9
Specialty Retail	6
Oil, Gas & Consumable Fuels	6
Metals & Mining	4
Machinery	4
Capital Markets	4
Insurance	3
Electronic Equipment, Instruments & Components	3
Semiconductors & Semiconductor Equipment	3
Other (includes short-term investment)	49
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

International Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	23.80% [3]	-1.04%	3.19%	— %	—
Class A shares at POP[4,5]	16.99	-2.15	2.61	—	—
Class C shares at NAV[2] and with CDSC[5]	22.80	-1.80	2.40	—	—
Class P shares at NAV[2]	24.00	-0.89	3.35	—	—
Institutional Class shares at NAV[2]	24.05 [3]	-0.83	3.41	—	—
Class R6 shares at NAV[2]	24.11	-0.79	—	3.81	2/1/16
MSCI All Country World Ex USA Small Cap Index (net)	19.01	2.58	4.35	6.25 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.79%, Net 1.26%; Class C shares: Gross 2.49%, Net 2.01%; Class P shares: Gross 1.37%, Net 1.11%; Institutional Class shares: Gross 1.47%, Net 1.05%; Class R6 shares: Gross 1.37%, Net 1.01%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

International Small-Cap Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares and Institutional Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : ASHAX
Class C: ASHCX
Class P: ASHPX
Institutional Class: ASHIX
Class R6: ASHSX
Newfleet Short Duration High Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management
■	The Fund is diversified and has an investment objective of seeking a high level of current income with lower volatility than the broader high yield market. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 10.70%, Class C shares at NAV returned 10.37%, Class P shares at NAV returned 10.92%, Institutional Class shares at NAV returned 10.93%, and Class R6 shares at NAV returned 11.00%. For the same period, the ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, the Fund’s style-specific benchmark appropriate for comparison, returned 7.50%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index posted a strong result in fiscal year 2023 with a total return of more than 10%. Investors entered the 12-month period cautiously positioned, as the high inflation coming out of Covid combined with the impact of the war in Ukraine led the Federal Reserve (the Fed) to begin increasing interest rates. Equity markets were weak and the Fed’s hiking campaign had many economic forecasters predicting a recession in 2023. But markets outperformed expectations as economic data and corporate earnings came in stronger than expected throughout the year. U.S. gross domestic product (GDP) forecasts for 2023 were repeatedly raised despite the Fed continuing to raise interest rates.
This strong economic growth combined with the fact that consumers were still benefitting from government stimulus programs created a favorable climate for the high yield market. Consequently, credit spreads, or the additional yield the market demands from lower-rated bonds versus higher quality bonds, ended the fiscal year more than 1.50% tighter than they were at the start, although there were bouts of volatility during the 12 months. The most notable was the spike in spreads in March 2023, driven by the volatility in bank stocks related to the collapses of Silicon Valley Bank and Credit Suisse. The rise in Treasury rates hurt overall returns and appeared likely to impact credit metrics, but in a delayed fashion, as many companies had significant amounts of their debt locked in at fixed rates and slowed their refinancing activity in order to avoid the step-up in interest costs. CCC-rated bonds, the lowest credit quality tier, were the best-performing tier, which has historically been typical in an environment of tightening credit spreads and rising rates.
The high yield market also benefitted from certain industry trends. High oil prices and a continued focus by energy management teams on reducing debt levels and generating free cash flows were supportive, as energy-related issuers comprise the largest industry exposure in the high yield market. The trend of consumers preferring experiences over goods following the lockdowns in 2020 continued, leading to strong results by cruise lines and airlines. The housing market remained robust despite the rise in mortgage rates, contributing to favorable results by homebuilders and building products suppliers. Lastly, defaults increased throughout the year and appeared likely to continue to rise as the full impact of higher interest rates flows through the economy. Investors continued to weigh the probabilities of the Fed engineering a soft landing or pushing the economy into a recession as it works to bring down inflation.
What factors affected the Fund’s performance during its fiscal ?
The Fund outperformed its benchmark due to having meaningfully more credit risk during a period in which lower-rated credit outperformed. The Fund’s performance has historically tended to be driven by issuer selection, but there were two sizable industry overweights that contributed to outperformance versus the benchmark. The Fund had a large exposure to multiple air leasing firms, which struggled during Covid but rebounded with the resurgence in air travel. More significantly, business prospects improved due to continued delays in the production of new airplanes by Boeing and Airbus, along with tightening environmental standards. These factors combined to boost demand for modern existing planes in the air leasing firms’ fleets and planes on order with near-term deliveries. Bonds of air leasing firms performed well given this environment.
Second, the Fund had a large exposure to oil refiners who benefitted from sharply higher crack spreads (the spread between crude oil and refined products) driven by resurgent demand combined with supply impacts related to the war in Ukraine.
The largest detractor with respect to industries was electric. Electric was a detractor in both allocation and selection, with the primary driver being not owning bonds of French utility EDF, which greatly outperformed.
In terms of individual bonds, the top contributors for the Fund were Global Air Lease, Fly Leasing, and LD Holdings. Global Air Lease and Fly Leasing are both air lessors who performed well for the reasons discussed above. LD Holdings is the bond issuer for Loan Depot, a mortgage broker who instituted a sharp cost cutting program to help improve margins, which led to a rebound in the trading levels of the bond.
The largest underperformers for the Fund were RP Escrow, Radiate Holdco, and Midcap Financial. RP Escrow is the bond issuer of Radiology Partners, a radiology practice whose credit metrics remained weak following a series of aggressively funded acquisitions and due to profit margin pressures from higher wage costs and legislative changes. Radiate Holdco is a cable company that saw heightened competitive pressures from fiber buildouts, which stressed credit metrics as it led to weaker earnings growth combined with higher capital expenditures to improve its product offering. Midcap Financial is a middle market lender whose bonds weakened as investors became more cautious on financials given the volatility related to the banking stress and potential impacts of higher interest rates on borrowers.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Short Duration High Income Fund (Continued)
conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Debt Instruments: Debt Instruments: Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		88%
Industrials	15%
Energy	14
Consumer Discretionary	13
All other Corporate Bonds and Notes	46
Leveraged Loans		11
Other		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Short Duration High Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	10.70%	3.28%	3.61%	— %	—
Class A shares at POP[3,4]	8.20	2.82	3.37	—	—
Class C shares at NAV[2] and with CDSC[4]	10.37	3.01	3.34	—	—
Class P shares at NAV[2]	10.92	3.50	3.83	—	—
Institutional Class shares at NAV[2]	10.93	3.53	3.88	—	—
Class R6 shares at NAV[2]	11.00	3.60	—	3.66	2/1/17
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.50	3.56	3.68	3.47 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.98%, Net 0.86%; Class C shares: Gross 1.24%, Net 1.11%; Class P shares: Gross 0.65%, Net 0.65%; Institutional Class shares: Gross 0.75%, Net 0.60%; Class R6 shares: Gross 0.66%, Net 0.55%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Short Duration High Income Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares and Institutional Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : AZMAX
Class C: AZMCX
Class P: AZMPX
Institutional Class: AZMIX
NFJ Emerging Markets Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 18.29%†, Class C shares at NAV returned 17.42%†, Class P shares at NAV returned 18.58%†, and Institutional Class shares at NAV returned 18.55%†. For the same period, the MSCI Emerging Markets Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 11.70%.
   † See footnote 3 on page 29.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Emerging markets equities generally rose over the 12-month period, as one of 2022’s hardest-hit sectors – technology – staged a comeback, buoyed in part by enthusiasm for the benefits and applications of artificial intelligence (AI). That said, the emerging markets largely failed to keep pace with their developed market counterparts due in part to continued negative sentiment about China. Emerging markets slumped into negative territory during the last quarter of the reporting period due to the prospects of higher for longer interest rates worldwide, as well as U.S. dollar strength.
Within the MSCI Emerging Markets Index (net), South Korea, Taiwan, and Brazil posted some of the strongest returns, while Saudi Arabia slumped into negative territory, followed by weakness from
China-based equities over the reporting period. The technology and energy sectors rose 26% and 24%, respectively, followed by strength from communication services and industrials. In contrast, more defensive and interest rate-sensitive areas of the market, including utilities, real estate, and health care, as well as consumer discretionary and consumer staples, posted the weakest results over the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2023, the Fund outperformed its benchmark index. Positive stock selection drove outperformance results, though country and sector allocation also contributed over the reporting period. Stock selection was strong across the materials, energy, and financials sectors. These gains were only somewhat offset by negative selection in the utilities, industrials, and consumer discretionary sectors.
From a sector allocation perspective, overweight positions in technology and utilities benefitted results. Conversely, overweight exposures in consumer discretionary and industrials modestly detracted over the period.
By country, selection was strong across South Africa, Taiwan, and South Korea, while selection in China, Hong Kong, and Indonesia dampened relative returns. From an allocation standpoint, overweight positions in the Netherlands and the U.S. contributed, while an overweight in Japan and an underweight in Mexico detracted during the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Financials	18%
Information Technology	18
Consumer Discretionary	16
Industrials	12
Materials	9
Communication Services	8
Utilities	7
Other	12
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

NFJ Emerging Markets Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	18.29% [3]	0.59%	2.67%
Class A shares at POP[4,5]	11.78	-0.54	2.09
Class C shares at NAV[2] and with CDSC[5]	17.42 [3]	-0.14	1.91
Class P shares at NAV[2]	18.58 [3]	0.76	2.84
Institutional Class shares at NAV[2]	18.55 [3]	0.84	2.93
MSCI Emerging Markets Index (net)	11.70	0.55	2.07
Fund Expense Ratios[6]: Class A shares: Gross 1.52%, Net 1.14%; Class C shares: Gross 2.24%, Net 1.89%; Class P shares: Gross 1.45%, Net 0.99%; Institutional Class shares: Gross 1.24%, Net 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

NFJ Emerging Markets Value Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares and Institutional Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : ASUAX
Class P: ASTPX
Institutional Class: ASTNX
NFJ Global Sustainability Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
NFJ Investment Group, LLC
■	The Fund is diversified and has an investment objective of seeking long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 22.38%, Class P shares at NAV returned 22.61%, and Institutional Class shares at NAV returned 22.66%. For the same period, the MSCI All Country World Index (net), the Fund’s style-specific benchmark appropriate for comparison, returned 20.80% and Dow Jones Sustainability World Index (net), a broad-based index, returned 23.53%.
   † See footnote 5 on page 32.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
Global equities generally rose over the one-year period, as one of 2022’s hardest-hit sectors — technology — staged a comeback, buoyed in part by enthusiasm for the benefits and applications of artificial intelligence (AI). That exuberance largely disappeared from equities during the final quarter of the reporting period, as the prospect that interest rates around the globe could stay higher for longer sent equity markets into negative territory.
Within the MSCI All Country World Index (net), Europe and Japan generated the strongest gains, while Asia/Pacific ex-Japan and the emerging markets experienced the weakest total returns over the reporting period. Technology stocks led, appreciating 39%, followed by strength from the communication services, energy, and industrials sectors. In contrast, the Index’s more interest rate-sensitive and defensive sectors, including real estate, utilities, consumer staples, and health care, underperformed on a relative basis over the 12-month period.
What factors affected the Fund’s performance during its fiscal ?
For the 12 months ended September 30, 2023, the Fund outperformed its benchmark index. Positive stock selection, regional allocation, and sector allocation all contributed to outperformance over the reporting period. Stock selection was strong across the health care, consumer discretionary, and materials sectors. These gains were only somewhat offset by negative stock selection in the real estate, industrials, and energy sectors.
From a sector allocation perspective, an overweight in technology and an underweight in consumer staples benefitted results. Conversely, an overweight in real estate and an underweight in communication services detracted over the period.
By region, selection was strong across Europe, while selection across Japan and the emerging markets dampened relative returns. From an allocation standpoint, an overweight in Europe ex-U.K. contributed, while an underweight in North America marginally detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of September 30, 2023.
Software	15%
Life Sciences Tools & Services	11
Healthcare Equipment & Supplies	7
Professional Services	6
Banks	5
Electric Utilities	5
Trading Companies & Distributors	5
Healthcare Providers & Services	5
Semiconductors & Semiconductor Equipment	4
Gas Utilities	4
Other	33
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

NFJ Global Sustainability Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	22.38%	6.42%	7.43%	12/9/14
Class A shares at POP[3,4]	15.65	5.23	6.74	12/9/14
Class P shares at NAV[2]	22.61	6.58	7.59	12/9/14
Institutional Class shares at NAV[2]	22.66 [5]	6.67	7.68	12/9/14
MSCI All Country World Index (net)	20.80	6.46	7.18 [6]	—
Dow Jones Sustainability World Index (net)	23.53	7.61	7.56 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.42%, Net 0.94%; Class P shares: Gross 1.13%, Net 0.79%; Institutional Class shares: Gross 1.06%, Net 0.69%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

NFJ Global Sustainability Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares and Institutional Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the Fund’s inception date.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A : AYBAX
Class C: AYBCX
Class P: AYBPX
Institutional: AYBIX
Administrative Class: AYBVX
Seix High Yield Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Seix Investment Advisors
■	The Fund is diversified and has an investment objective of seeking a high level of current income and capital growth. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2023, the Fund’s Class A shares at NAV returned 13.95%†, Class C shares at NAV returned 13.24%†, Class P shares at NAV returned 14.42%†, Institutional Class shares at NAV returned 14.31%†, and Administrative Class shares at NAV returned 14.23%†. For the fiscal year ended September 30, 2023, the ICE BofA U.S. High Yield Index, the Fund’s style-specific benchmark appropriate for comparison, returned 10.19%.
   † See footnote 3 on page 36.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2023?
The 12 months ended September 30, 2023, saw significant tightening in the high yield market, particularly among weaker credits. Overall spreads in high yield, as measured by the ICE BofA US High Yield Index, decreased by 1.40% to +4.03% during the fiscal year. Spread refers to the additional yield the market demands from lower-rated bonds versus higher quality bonds. CCC-rated securities led the way, with spreads compressing by 3.58% to +9.23%, while single-B-rated bonds tightened 1.55% to +4.19% and BBs tightened by 0.91% to +2.75%.
For the 12-month period, the total return for CCCs was 14.16% versus 11.35% for single-Bs and 8.31% for BBs. The economy continued to support generally strong earnings and revenues. However, higher interest rates and the continued move of financially stronger “rising stars” out of high yield and into the investment grade sector began to drag down interest coverage ratios from their historical highs. Interest coverage ratio is used to estimate how easily a company can pay the interest on its outstanding debt. While the numbers softened, they remained comfortably above their historical averages. Corporate managements continued to emphasize balance sheet flexibility after the issues they experienced during the 2008 Global Financial Crisis and the 2020 pandemic. Leverage overall remained low at the end of the second quarter of 2023, but still at healthy levels.
Inflation, while off its highs, continued to negatively impact the average consumer during the 12-month period, even as even staples were becoming more difficult to afford. Consumer debt increased along with interest rates to create a downward spiral for disposable income. Additionally, the market was concerned about the nearly three-year deferment of student loan payments coming to an end. On a positive note, the rate of high yield defaults as of August 31, 2023, was 2.4%, down 0.3% from the 2.7% registered at the end of the second quarter of 2023.
What factors affected the Fund’s performance during its fiscal ?
The Fund outperformed its benchmark for the 12 months ended September 30, 2023.
From a sector perspective, the largest contributors to relative performance included financials, energy, and telecommunications. The largest detractors from relative performance included diversified manufacturing, chemicals, and consumer products/textiles/tobacco.
We continued to position the Fund with a defensive bias as of the end of the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the portfolio invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Counterparty: There is risk that a party upon whom the Fund relies to complete a transaction will default.
Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Seix High Yield Income Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2023.
Corporate Bonds and Notes		89%
Financials	19%
Consumer Discretionary	18
Energy	16
All other Corporate Bonds and Notes	36
Affiliated Exchange-Traded Fund		4
Common Stocks		4
Preferred Stock		2
Other (includes short-term investment)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Seix High Yield Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	13.95% [3]	2.30%	2.81%
Class A shares at POP[4,5]	9.67	1.52	2.42
Class C shares at NAV[2] and with CDSC[5]	13.24 [3]	1.60	2.12
Class P shares at NAV[2]	14.42 [3]	2.65	3.16
Institutional Class shares at NAV[2]	14.31 [3]	2.59	3.13
Administrative Class shares at NAV[2]	14.23 [3]	2.92	3.08
ICE BofA U.S. High Yield Index	10.19	2.80	4.16
Fund Expense Ratios[6]: Class A shares: Gross 1.32%, Net 1.12%; Class C shares: Gross 1.87%, Net 1.81%; Class P shares: Gross 1.00%, Net 0.80%; Institutional Class shares: Gross 0.99%, Net 0.83%; Administrative Class shares: Gross 1.13%, Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Seix High Yield Income Fund (Continued)
Growth of $1,000,000 for periods ended 9/30

This chart assumes an initial investment of $1,000,000 made on September 30, 2013, for Class P shares, Institutional Class and Administrative Class shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 27, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2024. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Convertible Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—89.1%
Auto Manufacturers—2.4%
Ford Motor Co. 0.000%, 3/15/26(1)	$ 17,320	$ 17,017
Lucid Group, Inc. 144A 1.250%, 12/15/26(2)	8,275	4,969
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(2)	9,220	13,351
		35,337

Automotive Parts & Equipment—0.6%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(2)	12,555	8,217
Banks—1.9%
Barclays Bank plc 0.000%, 2/18/25(1)	16,485	16,755
BofA Finance LLC 0.600%, 5/25/27	10,080	10,765
		27,520

Biotechnology—3.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	860	794
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	2,385	2,950
Bridgebio Pharma, Inc.
2.500%, 3/15/27	6,800	6,494
2.250%, 2/1/29	5,450	4,060
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	6,005	5,607
Insmed, Inc.
1.750%, 1/15/25	9,940	9,781
0.750%, 6/1/28	5,525	5,481
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	8,880	9,918
		45,085

Chemicals—0.3%
Livent Corp. 4.125%, 7/15/25	1,930	4,180
Commercial Services—3.8%
Affirm Holdings, Inc. 0.000%, 11/15/26(1)	27,810	20,754
Block, Inc. 0.125%, 3/1/25	8,005	7,429
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	16,410	13,241
Shift4 Payments, Inc. 0.500%, 8/1/27	16,815	14,367
		55,791

Computers—5.9%
CyberArk Software Ltd. 0.000%, 11/15/24(1)	10,595	12,211
	Par Value	Value

Computers—continued
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(2)	$ 17,645	$ 16,039
Parsons Corp. 0.250%, 8/15/25	11,515	14,618
Seagate HDD Cayman 144A 3.500%, 6/1/28(2)	21,230	21,773
Varonis Systems, Inc. 1.250%, 8/15/25	6,205	7,248
Zscaler, Inc. 0.125%, 7/1/25	11,850	14,232
		86,121

Electric Utilities—3.3%
FirstEnergy Corp. 144A 4.000%, 5/1/26(2)	19,035	18,321
Southern Co. (The) 144A 3.875%, 12/15/25(2)	30,620	29,763
		48,084

Electronics—1.3%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(2)	12,695	12,805
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(2)	5,950	5,828
		18,633

Energy-Alternate Sources—2.1%
Array Technologies, Inc. 1.000%, 12/1/28	11,970	13,634
Sunnova Energy International, Inc. 2.625%, 2/15/28	27,400	16,837
		30,471

Engineering & Construction—2.2%
Fluor Corp. 144A 1.125%, 8/15/29(2)	20,275	20,954
Granite Construction, Inc. 144A 3.750%, 5/15/28(2)	10,660	11,178
		32,132

Entertainment—6.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28(1)	24,150	18,269
IMAX Corp. 0.500%, 4/1/26	20,075	18,720
Live Nation Entertainment, Inc.
2.000%, 2/15/25	20,395	20,772
144A 3.125%, 1/15/29(2)	8,550	8,866
Penn Entertainment, Inc. 2.750%, 5/15/26	3,865	4,691
	Par Value	Value

Entertainment—continued
Vail Resorts, Inc. 0.000%, 1/1/26(1)	$ 17,090	$ 15,039
		86,357

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(2)	14,940	14,716
Financial Services—2.4%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(2)	21,365	20,466
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	12,525	13,899
		34,365

Health Care REITs—2.4%
Welltower OP LLC 144A 2.750%, 5/15/28(2)	34,340	35,045
Healthcare-Products—3.0%
Alphatec Holdings, Inc. 0.750%, 8/1/26	8,460	8,106
Exact Sciences Corp. 0.375%, 3/15/27	21,925	19,842
Integer Holdings Corp. 144A 2.125%, 2/15/28(2)	8,195	8,904
Natera, Inc. 2.250%, 5/1/27	5,390	7,128
		43,980

Internet—10.8%
Booking Holdings, Inc. 0.750%, 5/1/25	8,445	14,103
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(2)	9,855	8,580
Palo Alto Networks, Inc. 0.375%, 6/1/25	14,905	35,109
Snap, Inc. 0.750%, 8/1/26	4,440	3,889
Uber Technologies, Inc. 0.000%, 12/15/25(1)	34,685	32,358
Wayfair, Inc.
1.125%, 11/1/24	11,380	11,146
1.000%, 8/15/26	14,710	12,025
3.250%, 9/15/27	9,450	11,378
Zillow Group, Inc. 2.750%, 5/15/25	27,540	28,270
		156,858

Leisure Time—2.5%
Carnival Corp. 5.750%, 10/1/24	2,369	3,540
NCL Corp., Ltd. 1.125%, 2/15/27	23,145	19,153
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	6,295	7,088
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
6.000%, 8/15/25	$ 3,430	$ 6,762
		36,543

Media—5.0%
DISH Network Corp. 0.000%, 12/15/25(1)	7,710	5,146
Liberty Broadband Corp. 144A 3.125%, 3/31/53(2)	40,870	42,566
Liberty Media Corp. 144A 3.750%, 3/15/28(2)	6,595	7,495
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	17,240	16,775
		71,982

Mining—0.4%
SSR Mining, Inc. 2.500%, 4/1/39	5,615	5,828
Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(2)	20,025	21,327
Oil, Gas & Consumable Fuels—4.5%
EQT Corp. 1.750%, 5/1/26	2,150	5,967
Nabors Industries, Inc. 144A 1.750%, 6/15/29(2)	8,915	7,841
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(2)	17,660	21,815
Pioneer Natural Resources Co. 0.250%, 5/15/25	9,125	22,351
Transocean, Inc. 4.625%, 9/30/29	2,605	6,757
		64,731

Passenger Airlines—0.3%
American Airlines Group, Inc. 6.500%, 7/1/25	3,965	4,231
Pharmaceuticals—1.7%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(2)	10,635	10,571
Dexcom, Inc. 0.250%, 11/15/25	6,035	5,688
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(2)	6,725	8,495
		24,754

Retail—2.0%
Freshpet, Inc. 144A 3.000%, 4/1/28(2)	10,345	12,238
	Par Value	Value

Retail—continued
Shake Shack, Inc. 0.000%, 3/1/28(1)	$ 22,370	$ 16,582
		28,820

Semiconductors—4.3%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	9,170	10,417
ON Semiconductor Corp. 144A 0.500%, 3/1/29(2)	25,065	27,521
SMART Global Holdings, Inc. 2.000%, 2/1/29	3,800	4,986
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(2)	4,850	5,711
Wolfspeed, Inc. 0.250%, 2/15/28	21,390	14,417
		63,052

Software—13.6%
Akamai Technologies, Inc. 0.125%, 5/1/25	24,155	28,489
Bentley Systems, Inc. 0.125%, 1/15/26	19,310	18,634
BILL Holdings, Inc.
0.000%, 12/1/25(1)	16,170	16,251
0.000%, 4/1/27(1)	3,940	3,189
Confluent, Inc. 0.000%, 1/15/27(1)	11,185	9,123
CSG Systems International, Inc. 144A 3.875%, 9/15/28(2)	3,600	3,503
Datadog, Inc. 0.125%, 6/15/25	9,420	11,054
Envestnet, Inc. 144A 2.625%, 12/1/27(2)	6,640	6,052
HubSpot, Inc. 0.375%, 6/1/25	6,070	10,817
MicroStrategy, Inc. 0.750%, 12/15/25	11,315	12,178
MongoDB, Inc. 0.250%, 1/15/26	7,835	13,390
Splunk, Inc.
1.125%, 9/15/25	10,430	11,207
1.125%, 6/15/27	13,940	13,152
Tyler Technologies, Inc. 0.250%, 3/15/26	21,885	21,130
Workiva, Inc. 144A 1.250%, 8/15/28(2)	19,970	19,701
		197,870

Transportation—0.8%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(2)	11,940	11,719
Total Convertible Bonds and Notes (Identified Cost $1,276,184)		1,293,749

	Shares	Value
Convertible Preferred Stocks—6.1%
Banks—2.6%
Wells Fargo & Co. Series L, 7.500%	34,575	$ 38,551
Electric Utilities—0.5%
NextEra Energy, Inc., 6.926%	193,010	7,302
Financial Services—1.2%
Apollo Global Management, Inc., 6.750%	310,155	17,089
Machinery—1.8%
Chart Industries, Inc. Series B, 6.750%	190,060	12,673
RBC Bearings, Inc. Series A, 5.000%	123,335	13,581
		26,254

Total Convertible Preferred Stocks (Identified Cost $91,690)		89,196

Equity-Linked Note—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp.(3)	8,170,000	7,151
Total Equity-Linked Note (Identified Cost $8,275)		7,151

Total Long-Term Investments—95.7% (Identified Cost $1,376,149)		1,390,096

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(4)	33,367,110	33,367
Total Short-Term Investment (Identified Cost $33,367)		33,367

TOTAL INVESTMENTS—98.0% (Identified Cost $1,409,516)		$1,423,463
Other assets and liabilities, net—2.0%		29,178
NET ASSETS—100.0%		$1,452,641

Abbreviation:
LLC	Limited Liability Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $479,571 or 33.0% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
United States	91%
Cayman Islands	3
Canada	2
Bermuda	1
United Kingdom	1
Liberia	1
Israel	1
Total	100%
† % of total investments as of September 30, 2023.

The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,293,749	$ —	$1,293,749	$ —
Convertible Preferred Stocks	89,196	89,196	—	—
Equity-Linked Note	7,151	—	—	7,151
Money Market Mutual Fund	33,367	33,367	—	—
Total Investments	$1,423,463	$122,563	$1,293,749	$7,151
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Brazil—2.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,250,000	$ 15,150
Canada—3.6%
Stantec, Inc.	321,815	20,881
China—1.1%
China Water Affairs Group Ltd.	10,300,000	6,669
France—5.7%
Veolia Environnement S.A.	1,158,809	33,606
Japan—1.5%
Kurita Water Industries Ltd.	254,600	8,883
Netherlands—2.9%
Aalberts N.V.	115,000	4,216
Arcadis N.V.	283,414	12,765
		16,981

Switzerland—3.1%
Geberit AG Registered Shares	20,404	10,231
Georg Fischer AG Registered Shares	144,238	8,139
		18,370

United Kingdom—14.3%
Ferguson plc	55,000	9,046
Halma plc	339,532	8,031
Pentair plc	149,900	9,706
Severn Trent plc	1,310,990	37,829
United Utilities Group plc	1,646,339	19,046
		83,658

	Shares	Value

United States—64.6%
Advanced Drainage Systems, Inc.	125,200	$ 14,252
AECOM	143,400	11,908
American Water Works Co., Inc.	363,600	45,025
Badger Meter, Inc.	90,500	13,020
Core & Main, Inc. Class A(1)	620,000	17,887
Danaher Corp.	173,700	43,095
Ecolab, Inc.	124,200	21,039
Essential Utilities, Inc.	1,207,690	41,460
Franklin Electric Co., Inc.	101,700	9,075
IDEX Corp.	60,700	12,627
Lindsay Corp.	61,500	7,237
Mueller Water Products, Inc. Class A	560,800	7,111
SJW Group	98,239	5,905
Tetra Tech, Inc.	179,000	27,213
Thermo Fisher Scientific, Inc.	24,500	12,401
Valmont Industries, Inc.	48,000	11,530
Veralto Corp.(1)	30,000	2,537
Waste Management, Inc.	93,700	14,284
Xylem, Inc.	545,904	49,694
Zurn Elkay Water Solutions Corp.	424,100	11,883
		379,183

Total Common Stocks (Identified Cost $444,658)		583,381

Total Long-Term Investments—99.4% (Identified Cost $444,658)		583,381

TOTAL INVESTMENTS—99.4% (Identified Cost $444,658)		$583,381
Other assets and liabilities, net—0.6%		3,770
NET ASSETS—100.0%		$587,151
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	65%
United Kingdom	14
France	6
Canada	4
Switzerland	3
Netherlands	3
Brazil	3
Other	2
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$583,381	$583,381
Total Investments	$583,381	$583,381
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.1%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 599
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,029
2.250%, 2/15/52	4,000	2,455
3.625%, 5/15/53	250	207
U.S. Treasury Notes
2.625%, 5/31/27	2,200	2,045
2.875%, 5/15/32	2,000	1,755
3.375%, 5/15/33	3,600	3,265
Total U.S. Government Securities (Identified Cost $14,548)		12,355

Foreign Government Security—0.9%
Japan Government Thirty Year Bond 1.400%, 9/20/52	300,000 JPY	1,893
Total Foreign Government Security (Identified Cost $2,234)		1,893

Mortgage-Backed Securities—10.4%
Agency—7.9%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	738
Federal National Mortgage Association ACES
2021-M1S, A2 1.429%, 12/25/30(2)	2,000	1,551
2021-M3G, A2 1.287%, 1/25/31(2)	1,000	764
2021-M2G, A2 1.421%, 3/25/31(2)	1,000	765
2021-M2S, A2 1.868%, 10/25/31(2)	1,000	780
Government National Mortgage Association II
Pool #784446 3.000%, 2/20/48	651	545
Pool #784648 3.000%, 11/20/48	1,489	1,280
Pool #BV0838 2.500%, 8/20/50	4,096	3,336
Pool #MA6985 2.000%, 11/20/50	978	747
Pool #MA7366 2.000%, 5/20/51	1,740	1,380
Pool #CK8204 3.000%, 2/20/52	4,723	3,977
		15,863

	Par Value(1)	Value

Non-Agency—2.5%
BBCMS Mortgage Trust
2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(2)(3)	$ 500	$ 463
2018-TALL, C (1 month Term SOFR + 1.318%, Cap N/A, Floor 1.271%) 144A 6.651%, 3/15/37(2)(3)	200	158
BX Trust
2023-LIFE, A 144A 5.045%, 2/15/28(3)	500	470
2018-BILT, A (1 month Term SOFR + 1.097%, Cap N/A, Floor 0.800%) 144A 6.430%, 5/15/30(2)(3)	1,000	992
DBGS Mortgage Trust 2018-BIOD, A (1 month Term SOFR + 1.099%, Cap N/A, Floor 0.803%) 144A 6.431%, 5/15/35(2)(3)	914	909
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	953
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(3)	1,500	1,170
		5,115

Total Mortgage-Backed Securities (Identified Cost $25,683)		20,978

Asset-Backed Securities—5.4%
Agency—2.9%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,137	1,011
2020-20G, 1 1.030%, 7/1/40	1,689	1,332
2020-25L, 1 1.210%, 12/1/45	1,226	923
2021-25A, 1 1.280%, 1/1/46	2,594	1,956
2021-25B, 1 1.340%, 2/1/46	523	400
2021-25I, 1 1.560%, 9/1/46	226	173
		5,795

Automobiles—0.3%
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	542	527
	Par Value(1)	Value

Collateralized Loan Obligations—1.2%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month Term SOFR + 1.242%, Cap N/A, Floor 0.980%) 144A 6.606%, 5/15/30(2)(3)	$ 1,245	$ 1,240
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 6.700%, 4/15/34(2)(3)	1,220	1,195
		2,435

Consumer Loans—0.7%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	434
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	960
		1,394

Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	188	185
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	483
Total Asset-Backed Securities (Identified Cost $12,693)		10,819

Corporate Bonds and Notes—15.7%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	550	403
Auto Manufacturers—0.2%
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	435	435
Banks—5.3%
Bank of America Corp.
3.384%, 4/2/26	425	407
2.972%, 2/4/33	359	283
Barclays plc 7.437%, 11/2/33	825	847
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	177
Citigroup, Inc. 1.281%, 11/3/25	940	888
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	666
Deutsche Bank AG 2.129%, 11/24/26	650	588
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Banks—continued
Fifth Third Bancorp. 1.707%, 11/1/27	$ 525	$ 454
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	730	677
HSBC Holdings plc
4.250%, 3/14/24	250	248
2.804%, 5/24/32	780	604
JPMorgan Chase & Co. 5.350%, 6/1/34	185	175
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,340
Morgan Stanley
4.210%, 4/20/28	250	235
Series I 0.864%, 10/21/25	560	528
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	422
Truist Financial Corp. 1.267%, 3/2/27	400	354
UBS AG 5.650%, 9/11/28	875	860
Wells Fargo & Co.
2.879%, 10/30/30	625	520
3.350%, 3/2/33	360	291
		10,564

Biotechnology—0.3%
Amgen, Inc.
5.150%, 3/2/28	300	295
5.650%, 3/2/53	325	304
		599

Commercial Services—0.2%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	475	432
Computers—0.2%
Leidos, Inc. 5.750%, 3/15/33	425	407
Electric Utilities—2.2%
AES Corp. (The) 5.450%, 6/1/28	475	458
DTE Electric Co. Series A 4.050%, 5/15/48	120	91
Duke Energy Florida LLC
2.500%, 12/1/29	143	121
2.400%, 12/15/31	250	198
Duke Energy Progress LLC 3.450%, 3/15/29	330	299
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	575	477
MidAmerican Energy Co.
3.650%, 4/15/29	250	228
4.250%, 7/15/49	50	39
New York State Electric & Gas Corp.
144A 5.650%, 8/15/28(3)	150	149
	Par Value(1)	Value

Electric Utilities—continued
144A 2.150%, 10/1/31(3)	$ 255	$ 190
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	187
Northern States Power Co. 4.500%, 6/1/52	690	561
PacifiCorp. 5.350%, 12/1/53	650	539
Southern California Edison Co. 2.750%, 2/1/32	525	420
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	391
		4,348

Electronics—0.2%
Arrow Electronics, Inc. 6.125%, 3/1/26	300	299
Engineering & Construction—0.1%
Jacobs Engineering Group, Inc. 6.350%, 8/18/28	155	155
Entertainment—0.2%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	510	394
Environmental Services—0.2%
Veralto Corp. 144A 5.450%, 9/18/33(3)	440	426
Equity Real Estate Investment Trusts (REITs)—0.6%
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	354
Boston Properties LP 3.400%, 6/21/29	500	419
Kimco Realty OP LLC 2.700%, 10/1/30	507	407
		1,180

Financial Services—1.4%
Air Lease Corp. 5.850%, 12/15/27	450	444
American Express Co. 4.050%, 5/3/29	560	521
Capital One Financial Corp. 6.377%, 6/8/34	670	632
Charles Schwab Corp. (The) 6.136%, 8/24/34	425	414
Discover Financial Services
4.100%, 2/9/27	190	174
6.700%, 11/29/32	325	314
Synchrony Financial 4.375%, 3/19/24	375	370
		2,869

	Par Value(1)	Value

Food & Beverage—0.6%
Bacardi Ltd. 144A 5.250%, 1/15/29(3)	$ 665	$ 643
PepsiCo, Inc.
3.900%, 7/18/32	400	364
2.875%, 10/15/49	200	131
		1,138

Hand/Machine Tools—0.3%
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	675	657
Healthcare-Services—0.1%
HCA, Inc. 5.200%, 6/1/28	290	280
Machinery-Diversified—0.1%
Ingersoll Rand, Inc. 5.700%, 8/14/33	260	251
Multi-National—0.5%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.712%, 2/11/31(2)	1,000	992
Oil, Gas & Consumable Fuels—0.2%
BP Capital Markets America, Inc. 4.893%, 9/11/33	450	423
Paper & Forest Products—0.2%
Suzano Austria GmbH 3.750%, 1/15/31	460	379
Personal Care Products—0.4%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(3)	250	232
Kenvue, Inc. 144A 5.000%, 3/22/30(3)	500	487
		719

Pharmaceuticals—0.4%
Pfizer Investment Enterprises Pte Ltd. 5.110%, 5/19/43	950	872
Pipelines—0.0%
Energy Transfer LP 6.000%, 6/15/48	100	89
Semiconductors—0.3%
NXP B.V. 2.500%, 5/11/31	660	514
Software—0.6%
Autodesk, Inc. 2.400%, 12/15/31	442	348
Concentrix Corp. 6.650%, 8/2/26	395	393
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Software—continued
Oracle Corp. 3.600%, 4/1/50	$ 680	$ 440
		1,181

Telecommunications—0.7%
AT&T, Inc. 5.400%, 2/15/34	675	632
Sprint Capital Corp. 6.875%, 11/15/28	200	206
T-Mobile USA, Inc. 3.875%, 4/15/30	700	620
		1,458

Total Corporate Bonds and Notes (Identified Cost $34,253)		31,464

	Shares
Preferred Stock—0.1%
Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A., 10.350%	18,800	129
Total Preferred Stock (Identified Cost $99)		129

Common Stocks—10.8%
Automobiles—0.2%
Tesla, Inc.(4)	915	229
Toyota Motor Corp.	6,900	124
Yamaha Motor Co., Ltd.	2,700	71
		424

Banks—0.7%
Bank Central Asia Tbk PT	292,800	167
Bank Hapoalim BM	5,795	51
Bank Leumi Le-Israel BM	8,221	68
Bank Mandiri Persero Tbk PT	1,175,900	458
BDO Unibank, Inc.	42,478	107
BOC Hong Kong Holdings Ltd.	41,000	112
CTBC Financial Holding Co., Ltd.	109,000	83
HSBC Holdings plc	8,953	70
ICICI Bank Ltd. Sponsored ADR	1,973	46
JPMorgan Chase & Co.	1,040	151
Sumitomo Mitsui Trust Holdings, Inc.	1,900	72
		1,385

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,898	96
Coca-Cola Co. (The)	1,888	106
Coca-Cola Icecek AS	2,685	39
PepsiCo, Inc.	823	139
	Shares	Value

Beverages—continued
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	$ —
		380

Broadline Retail—0.0%
Amazon.com, Inc.(4)	393	50
Building Products—0.6%
Carrier Global Corp.	5,052	279
Daikin Industries Ltd.	1,300	204
Johnson Controls International plc	3,687	196
Lennox International, Inc.	854	320
Trane Technologies plc	1,282	260
		1,259

Chemicals—0.0%
Daicel Corp.	5,500	46
Commercial Services & Supplies—0.1%
Waste Management, Inc.	983	150
Communications Equipment—0.2%
Cisco Systems, Inc.	7,649	411
Motorola Solutions, Inc.	248	68
		479

Consumer Staples Distribution & Retail—0.1%
Carrefour S.A.	2,034	35
Walmart, Inc.	1,425	228
		263

Diversified Telecommunication Services—0.2%
Deutsche Telekom AG Registered Shares	5,247	110
Koninklijke KPN NV	18,677	62
Orange S.A.	14,565	167
Swisscom AG Registered Shares	119	71
Telefonica Deutschland Holding AG	26,878	48
		458

Electric Utilities—0.5%
Chubu Electric Power Co., Inc.	37,600	480
Duke Energy Corp.	899	79
Iberdrola S.A.	3,124	35
Kansai Electric Power Co., Inc. (The)	5,200	72
PG&E Corp.(4)	19,154	309
		975

Electrical Equipment—0.2%
ABB Ltd. Registered Shares	6,999	251
	Shares	Value

Electrical Equipment—continued
Signify N.V.	6,294	$ 170
		421

Electronic Equipment, Instruments & Components—0.2%
Canon Marketing Japan, Inc.	2,200	57
Delta Electronics, Inc.	30,000	301
Yokogawa Electric Corp.	3,600	70
		428

Financial Services—0.1%
Visa, Inc. Class A	1,046	241
Food Products—0.4%
Bunge Ltd.	1,002	109
Hershey Co. (The)	2,230	446
Mondelez International, Inc. Class A	1,791	124
Nestle S.A. Registered Shares	919	104
		783

Gas Utilities—0.1%
Tokyo Gas Co. Ltd.	8,100	184
Ground Transportation—0.2%
Hankyu Hanshin Holdings, Inc.	8,100	276
Kintetsu Group Holdings Co. Ltd.	2,100	60
		336

Healthcare Providers & Services—0.9%
Cardinal Health, Inc.	1,587	138
Cigna Group (The)	2,129	609
DaVita, Inc.(4)	2,949	279
Humana, Inc.	728	354
Molina Healthcare, Inc.(4)	800	262
Quest Diagnostics, Inc.	432	53
UnitedHealth Group, Inc.	358	180
		1,875

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp.	441	116
Household Durables—0.3%
Haseko Corp.	2,700	34
PulteGroup, Inc.	5,926	439
Sekisui House Ltd.	2,900	58
		531

Household Products—0.2%
Clorox Co. (The)	2,842	372
Kimberly-Clark de Mexico SAB de C.V. Class A	31,000	62
		434

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Insurance—0.5%
Allianz SE Registered Shares	314	$ 75
Arch Capital Group Ltd.(4)	3,850	307
Assicurazioni Generali SpA	2,752	56
Chubb Ltd.	1,037	216
Marsh & McLennan Cos., Inc.	447	85
People’s Insurance Co. Group of China Ltd. (The) Class H	322,000	116
Samsung Fire & Marine Insurance Co., Ltd.	369	71
		926

Interactive Media & Services—0.2%
Alphabet, Inc. Class A(4)	924	121
Meta Platforms, Inc. Class A(4)	783	235
		356

IT Services—0.4%
Accenture plc Class A	290	89
International Business Machines Corp.	2,633	369
NEC Corp.	5,600	310
		768

Machinery—0.2%
Caterpillar, Inc.	269	74
Ingersoll Rand, Inc.	4,251	271
PACCAR, Inc.	896	76
		421

Marine Transportation—0.2%
Kuehne + Nagel International AG Registered Shares	453	129
Mitsui OSK Lines Ltd.	8,300	228
		357

Mortgage Real Estate Investment Trusts (REITs)—0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,211	132
Multi-Utilities—0.5%
Centrica plc	153,983	290
Consolidated Edison, Inc.	1,633	140
E.ON SE	5,462	65
Engie S.A.	13,677	210
National Grid plc	6,791	81
NiSource, Inc.	9,100	224
		1,010

	Shares	Value

Oil, Gas & Consumable Fuels—0.1%
Parkland Corp.	5,400	$ 158
Phillips 66	675	81
		239

Pharmaceuticals—0.3%
Johnson & Johnson	568	89
Merck & Co., Inc.	2,821	290
Novartis AG Registered Shares	1,530	157
Novo Nordisk A/S Class B	1,263	115
		651

Professional Services—0.1%
Automatic Data Processing, Inc.	448	108
Booz Allen Hamilton Holding Corp. Class A	784	85
		193

Semiconductors & Semiconductor Equipment—0.3%
Broadcom, Inc.	152	126
NVIDIA Corp.	863	376
		502

Software—1.1%
Adobe, Inc. (4)	159	81
Cadence Design Systems, Inc.(4)	711	167
Gen Digital, Inc.	12,225	216
Microsoft Corp.	2,482	784
Oracle Corp.	2,376	252
Roper Technologies, Inc.	947	459
Salesforce, Inc.(4)	416	84
ServiceNow, Inc.(4)	117	65
		2,108

Specialty Retail—0.2%
AutoZone, Inc.(4)	69	175
Home Depot, Inc. (The)	360	109
O’Reilly Automotive, Inc.(4)	235	214
		498

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	4,634	793
FUJIFILM Holdings Corp.	1,279	74
Lite-On Technology Corp.	35,000	132
Micro-Star International Co., Ltd.	27,000	137
Quanta Computer, Inc.	43,000	319
		1,455

Textiles, Apparel & Luxury Goods—0.1%
Deckers Outdoor Corp.(4)	316	162
	Shares	Value

Trading Companies & Distributors—0.3%
ITOCHU Corp.	5,300	$ 192
Mitsui & Co., Ltd.	3,400	123
Rexel SA	10,149	229
Sojitz Corp.	3,100	68
Sumitomo Corp.	3,800	76
		688

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,000	41
Total Common Stocks (Identified Cost $19,835)		21,725

Affiliated Mutual Funds—22.9%
Virtus Duff & Phelps Water Fund Institutional Shares(6)(7)	350,002	6,034
Virtus NFJ Global Sustainability Fund Institutional Shares(6)(7)	2,591,042	39,876
Total Affiliated Mutual Funds (Identified Cost $51,606)		45,910

Exchange-Traded Funds—15.4%
iShares ESG Aware MSCI USA ETF(7)	131,711	12,369
iShares Trust iShares ESG Aware MSCI EAFE ETF(7)	81,568	5,639
iShares, Inc. iShares ESG Aware MSCI EM ETF(7)	67,904	2,056
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(7)	110,000	10,793
Total Exchange-Traded Funds (Identified Cost $31,589)		30,857

Affiliated Exchange-Traded Fund—2.1%
Capital Markets—2.1%
Virtus Duff & Phelps Clean Energy ETF(6)(7)	244,000	4,170
Total Affiliated Exchange-Traded Fund (Identified Cost $4,512)		4,170

Total Long-Term Investments—89.8% (Identified Cost $197,052)		180,300

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(7)	8,215,458	$ 8,215
Total Short-Term Investment (Identified Cost $8,215)		8,215

TOTAL INVESTMENTS—93.9% (Identified Cost $205,267)		$188,515
Other assets and liabilities, net—6.1%		12,348
NET ASSETS—100.0%		$200,863

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index
Foreign Currencies:
JPY	Japanese Yen

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $14,287 or 7.1% of net assets.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
Equity: North America	36%
Equity: Developed Markets ex U.S.	19
Equity: Emerging Markets	8
Fixed Income	45
Other	(3)
Cash and Ultrashort bonds	(5)
Total	100%
†% of total investments as of September 30, 2023
Exchange-traded futures contracts as of September 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
BIST 30 Index Future	October 2023	28	$ 93	$ 4	$ —
Bovespa Index Future	October 2023	30	140	—	(4)
FTSE China Index Future	October 2023	7	88	—	— (1)
FTSE Taiwan Index Future	October 2023	4	228	2	—
IBEX 35 Index Future	October 2023	2	200	—	(1)
Brazil Real Future	November 2023	113	2,240	14	—
10 Year Euro-Bund Future	December 2023	5	680	—	(13)
10 Year U.K. Gilt Future	December 2023	8	919	—	(5)
10 Year U.S. Treasury Note Future	December 2023	68	7,348	—	(28)
10 Year U.S. Ultra Future	December 2023	61	6,805	—	(204)
2 Year U.S. Treasury Note Future	December 2023	37	7,500	—	(18)
30 Year U.S. Treasury Bond Future	December 2023	19	2,162	—	(117)
5 Year U.S. Treasury Note Future	December 2023	46	4,846	—	(39)
Canadian Dollar Future	December 2023	5	369	—	(2)
DAX Mini Index Future	December 2023	1	82	—	(2)
FTSE 100 Index Future	December 2023	5	468	—	(3)
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
FTSE/MIB Index Future	December 2023	1	$ 149	$ —	$ (2)
MSCI EAFE Index Future	December 2023	81	8,268	—	(344)
MSCI Emerging Index Future	December 2023	92	4,395	—	(174)
Nasdaq 100® E-Mini Index Future	December 2023	1	297	—	(16)
Ressell 2000® E-Mini Index Future	December 2023	28	2,518	—	(105)
S&P 500® E-Mini Index Future	December 2023	116	22,227	—	(1,132)
S&P E-Mini Utilities Sector Future	December 2023	25	1,497	—	(4)
TOPIX Index Future	December 2023	18	2,799	—	(49)
				$ 20	$ (2,262)
Short Contracts:
10 Year Australian Bond Future	December 2023	(13)	(936)	—	(1)
10 Year Canadian Bond Future	December 2023	(28)	(2,373)	—	(8)
10 Year Japanese Bond Future	December 2023	(13)	(12,610)	106	—
Australian Dollar Future	December 2023	(6)	(387)	—	(1)
British Pound Future	December 2023	(17)	(1,297)	2	—
Euro FX Currency Future	December 2023	(2)	(265)	—	(1)
Euro-BTP Future	December 2023	(8)	(928)	—	(8)
Euro-OAT Future	December 2023	(4)	(521)	1	—
FTSE/JSE Future	December 2023	(1)	(36)	1	—
Japanese Yen Future	December 2023	(40)	(3,389)	14	—
Mexican Peso Future	December 2023	(82)	(2,326)	38	—
New Zealand Dollar Future	December 2023	(12)	(720)	—	(10)
S&P 500® E-Mini Index Future	December 2023	(17)	(3,677)	99	—
S&P E-Mini Health Care Sector Future	December 2023	(11)	(1,443)	3	—
S&P Future	December 2023	(1)	(173)	— (1)	—
S&P Mid 400® E-Mini Index Future	December 2023	(9)	(2,268)	75	—
U.S. Treasury Ultra Bond Future	December 2023	(20)	(2,374)	67	—
				406	(29)
Total				$426	$ (2,291)

Centrally cleared credit default swaps - sell protection(2) outstanding as of September 30, 2023 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.39	Quarterly	1.000%	6/20/28	$1,700	$(76)	$(107)	$31	$—
Total					$(76)	$(107)	$31	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 10,819	$ —	$10,819	$—
Corporate Bonds and Notes	31,464	—	31,464	—
Foreign Government Security	1,893	—	1,893	—
Mortgage-Backed Securities	20,978	—	20,978	—
U.S. Government Securities	12,355	—	12,355	—
Equity Securities:
Common Stocks	21,725	21,725	—	— (1)
Preferred Stock	129	129	—	—
Affiliated Exchange-Traded Fund	4,170	4,170	—	—
Affiliated Mutual Funds	45,910	45,910	—	—
Exchange-Traded Funds	30,857	30,857	—	—
Money Market Mutual Fund	8,215	8,215	—	—
Other Financial Instruments:
Futures Contracts	426	426	—	—
Total Assets	188,941	111,432	77,509	— (1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(2,291)	(2,291)	—	—
Centrally Cleared Credit Default Swaps	(76)	—	(76)	—
Total Liabilities	(2,367)	(2,291)	(76)	—
Total Investments	$186,574	$109,141	$77,433	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.0%
Brazil—1.6%
Metalurgica Gerdau S.A., 11.020%	199 (1)	$ 441
Randon S.A. Implementos e Participacoes, 4.640%	42,600	99
		540

Chile—0.4%
Embotelladora Andina S.A., 7.730%	64,660	146
Total Preferred Stocks (Identified Cost $772)		686

Common Stocks—89.1%
Australia—3.7%
AUB Group Ltd.	11,154	209
Iluka Resources Ltd.	27,074	134
JB Hi-Fi Ltd.	5,908	172
Super Retail Group Ltd.	95,617	737
		1,252

Austria—2.3%
Raiffeisen Bank International AG(2)	15,603	228
Wienerberger AG	22,297	567
		795

Bermuda—0.8%
Kunlun Energy Co., Ltd.	314,000	271
Brazil—0.9%
Cia de Saneamento de Minas Gerais Copasa MG	85,500	295
Canada—3.9%
Boardwalk Real Estate Investment Trust	4,545	224
Dream Industrial Real Estate Investment Trust	20,375	193
Granite Real Estate Investment Trust	1,478	78
H&R Real Estate Investment Trust	18,078	123
Parex Resources, Inc.	17,878	335
Russel Metals, Inc.	13,288	372
		1,325

China—0.9%
Bank of Jiangsu Co., Ltd. Class A	326,762	321
Denmark—0.9%
Pandora A/S	3,100	322
France—3.6%
Ipsen S.A.	3,808	500
Verallia S.A.	18,794	741
		1,241

	Shares	Value

Germany—2.3%
Aurubis AG	1,042	$ 77
HUGO BOSS AG	7,206	457
TeamViewer SE(2)	14,488	244
		778

Greece—2.1%
Motor Oil Hellas Corinth Refineries S.A.	14,660	371
Mytilineos S.A.	9,489	350
		721

Hungary—0.6%
Richter Gedeon Nyrt	8,343	202
Indonesia—0.3%
Matahari Department Store Tbk PT	725,600	113
Israel—1.9%
Mizrahi Tefahot Bank Ltd.	17,720	642
Italy—4.8%
A2A SpA	257,424	459
Banca Mediolanum SpA	63,417	543
Saras SpA	438,758	629
		1,631

Japan—22.9%
77 Bank Ltd. (The)	9,500	202
Adastria Co., Ltd.	13,200	254
Citizen Watch Co., Ltd.	58,200	358
Cosmo Energy Holdings Co., Ltd.	5,800	204
Doutor Nichires Holdings Co., Ltd.	4,900	76
Ebara Corp.	5,000	234
H.U. Group Holdings, Inc.	6,700	114
H2O Retailing Corp.	47,600	578
Hanwa Co., Ltd.	16,400	521
INFRONEER Holdings, Inc.	71,300	739
Kaga Electronics Co., Ltd.	6,400	278
Kanematsu Corp.	17,300	239
Lawson, Inc.	3,900	179
Mazda Motor Corp.	54,800	622
Mizuno Corp.	3,800	121
Nippon Yusen KK	6,600	172
Onward Holdings Co., Ltd.	70,300	246
SCREEN Holdings Co., Ltd.	3,200	156
Senko Group Holdings Co., Ltd.	35,800	251
Seven Bank Ltd.	165,700	345
Sojitz Corp.	41,400	908
Takashimaya Co., Ltd.	13,200	193
Toyota Tsusho Corp.	12,700	747
United Arrows Ltd.	6,100	80
		7,817

Jersey—0.3%
WNS Holdings Ltd. ADR(2)	1,255	86
	Shares	Value

Luxembourg—1.6%
B&M European Value Retail S.A.	77,729	$ 556
Malaysia—0.3%
Bermaz Auto Bhd	191,200	101
Mauritius—0.5%
Golden Agri-Resources Ltd.	941,000	182
Mexico—1.2%
Arca Continental SAB de C.V.	46,400	423
Netherlands—4.4%
ABN AMRO Bank N.V. CVA GDR	39,289	558
AMG Critical Materials N.V.	3,146	95
ASR Nederland N.V.	7,507	282
Fugro N.V.(2)	6,722	103
Randstad N.V.	8,043	446
		1,484

Singapore—1.8%
First Resources Ltd.	95,800	107
Sembcorp Industries Ltd.	52,500	196
Yangzijiang Shipbuilding Holdings Ltd.	246,500	299
		602

South Africa—1.4%
AECI Ltd.	13,365	80
Nedbank Group Ltd.	11,162	119
Tiger Brands Ltd.	14,603	118
Truworths International Ltd.	37,713	153
		470

South Korea—4.9%
Doosan Bobcat, Inc.	20,356	769
Hyundai Marine & Fire Insurance Co., Ltd.	16,333	393
JB Financial Group Co., Ltd.	13,520	100
LG Uplus Corp.	35,234	270
LX International Corp.	6,894	146
		1,678

Spain—2.1%
Cia de Distribucion Integral Logista Holdings S.A.	27,920	714
Sweden—0.8%
Betsson AB Class B(2)	24,453	269
Switzerland—0.8%
Cembra Money Bank AG	955	65
u-blox Holding AG(2)	2,350	200
		265

Taiwan—5.5%
ChipMOS Technologies, Inc.	99,000	115
Gamania Digital Entertainment Co., Ltd.	57,000	117
Micro-Star International Co., Ltd.	71,000	361
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Taiwan—continued
Novatek Microelectronics Corp.	13,000	$ 170
Simplo Technology Co., Ltd.	19,000	197
Sitronix Technology Corp.	45,000	388
Taichung Commercial Bank Co., Ltd.	682,374	310
TaiDoc Technology Corp.	22,000	101
Tung Ho Steel Enterprise Corp.	67,000	126
		1,885

Thailand—1.3%
AP Thailand PCL Foreign Shares	370,700	120
Chularat Hospital PCL Foreign Shares	832,700	75
PTT Exploration & Production PCL Foreign Shares	52,000	244
		439

Turkey—0.4%
BIM Birlesik Magazalar AS	14,909	149
United Kingdom—7.6%
4imprint Group plc	9,491	608
Beazley plc	32,575	220
Britvic plc	15,397	164
Centrica plc	164,719	310
Dunelm Group plc	23,566	302
Games Workshop Group plc	3,665	473
Greggs plc	6,629	198
OSB Group plc	27,081	108
Pagegroup plc	22,049	113
SThree plc	16,890	77
		2,573

	Shares	Value

United States—2.3%
Vishay Intertechnology, Inc.	8,744	$ 216
Warrior Met Coal, Inc.	11,237	574
		790

Total Common Stocks (Identified Cost $27,122)		30,392

Exchange-Traded Fund—3.6%
iShares MSCI India Small-Cap ETF(3)	19,408	1,225
Total Exchange-Traded Fund (Identified Cost $984)		1,225

Total Long-Term Investments—94.7% (Identified Cost $28,878)		32,303

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(3)	97,152	97
Total Short-Term Investment (Identified Cost $97)		97

TOTAL INVESTMENTS—95.0% (Identified Cost $28,975)		$32,400
Other assets and liabilities, net—5.0%		1,701
NET ASSETS—100.0%		$34,101
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	24%
United Kingdom	8
United States	7
Taiwan	6
South Korea	5
Italy	5
Netherlands	5
Other	40
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$30,392	$30,392
Preferred Stocks	686	686
Exchange-Traded Fund	1,225	1,225
Money Market Mutual Fund	97	97
Total Investments	$32,400	$32,400
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.1%
U.S. Treasury Note 4.125%, 6/15/26	$ 6,070	$ 5,958
Total U.S. Government Security (Identified Cost $6,005)		5,958

Asset-Backed Security—0.5%
Other—0.5%
Conn’s Receivables Funding LLC 2023-A, B 144A 10.000%, 1/17/28(1)	2,885	2,891
Total Asset-Backed Security (Identified Cost $2,827)		2,891

Corporate Bonds and Notes—86.1%
Communication Services—11.8%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	7,640	7,126
CSC Holdings LLC 5.250%, 6/1/24	5,890	5,603
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	9,947
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	12,350	10,495
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	5,135	4,416
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	12,950	10,322
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	3,800	3,382
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	5,534
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,532
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4	4
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	6,578	6,126
		67,487

Consumer Discretionary—12.4%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	5,945	5,864
Carnival Corp. 144A 7.000%, 8/15/29(1)	510	503
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	2,900	2,774
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,232
Clarios Global LP
144A 6.750%, 5/15/25(1)	720	715
144A 6.750%, 5/15/28(1)	350	342
eG Global Finance plc
144A 6.750%, 2/7/25(1)	5,857	5,754
144A 8.500%, 10/30/25(1)	5,523	5,436
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Credit Co. LLC
6.950%, 3/6/26	$ 1,000	$ 998
7.350%, 11/4/27	6,310	6,434
6.800%, 5/12/28	600	599
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,723
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,233
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,165	2,059
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	5,150	5,062
Newell Brands, Inc. 6.375%, 9/15/27	4,460	4,255
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,690
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,535
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	177	187
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,444
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,535
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,517
		70,891

Consumer Staples—2.0%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	2,927	2,893
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,290	3,212
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,177
		11,282

Energy—13.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	4,262	4,259
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	2,375	2,340
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	3,585	3,648
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,593	2,359
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	12,594	12,286
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,827
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	3,045	3,007
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,891
	Par Value	Value

Energy—continued
144A 7.500%, 6/1/27(1)	$ 950	$ 952
Genesis Energy LP 8.000%, 1/15/27	4,000	3,856
Hess Midstream Operations LP 144A 5.625%, 2/15/26(1)	3,000	2,899
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,500	4,057
Holly Energy Partners LP 144A 6.375%, 4/15/27(1)	3,675	3,608
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	6,500	6,205
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,057
SM Energy Co. 5.625%, 6/1/25	5,000	4,894
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,659
Targa Resources Partners LP 6.500%, 7/15/27	3,000	3,023
Transocean, Inc. 144A 8.750%, 2/15/30(1)	4,133	4,225
		77,052

Financials—9.2%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	3,710
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,343
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,521
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	6,850
HUB International Ltd. 144A 7.250%, 6/15/30(1)	4,000	3,993
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	5,025	4,172
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	5,595	4,829
NCR Atleos Escrow Corp. 144A 9.500%, 4/1/29(1)	3,724	3,602
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,614
SLM Corp. 4.200%, 10/29/25	8,950	8,375
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	857
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,848
		52,714

See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—7.1%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	$ 9,875	$ 7,406
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	4,000	3,670
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,176
HCA, Inc. 5.375%, 2/1/25	1,500	1,484
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,409
144A 11.000%, 10/15/30(1)	2,900	2,900
Medline Borrower LP 144A 5.250%, 10/1/29(1)	6,705	5,795
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	3,400	2,466
Select Medical Corp. 144A 6.250%, 8/15/26(1)	6,000	5,862
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	130	131
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,819	1,805
7.125%, 1/31/25	3,700	3,706
7.875%, 9/15/29	825	835
		40,645

Industrials—14.6%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	3,380	3,276
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,901
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,970	2,986
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	10,084
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,658
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(2)	5,627	5,360
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	7,088	7,022
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	4,535	4,106
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	4,800	4,767
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,250	11,550
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	1,750	1,716
5.500%, 11/15/27	5,200	4,869
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,582
	Par Value	Value

Industrials—continued
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	$ 5,000	$ 5,012
		83,889

Information Technology—6.6%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,241
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	5,176
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,215
Central Parent, Inc. 144A 7.250%, 6/15/29(1)	4,000	3,878
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	4,250	3,912
144A 6.500%, 10/15/28(1)	5,900	5,028
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	2,975	2,979
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	5,000	4,178
Viasat, Inc. 144A 5.625%, 9/15/25(1)	3,400	3,141
		37,748

Materials—2.2%
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,287
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	3,710	3,579
		12,866

Real Estate—2.5%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,631
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,778
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,178
		14,587

Utilities—4.3%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,605
Calpine Corp. 144A 5.250%, 6/1/26(1)	1,096	1,064
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,835	5,469
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	11,800	10,114
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	$ 4,500	$ 4,291
		24,543

Total Corporate Bonds and Notes (Identified Cost $525,211)		493,704

Leveraged Loans—10.3%
Chemicals—0.3%
Starfruit Finco B.V. (1 month Term SOFR + 3.100%) 8.427%, 10/1/25(3)	1,775	1,772
Consumer Non-Durables—1.0%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.402%, 12/22/26(3)	5,756	5,720
Energy—1.2%
Prairie ECI Acquiror LP (1 month Term SOFR + 4.850%) 10.166%, 3/11/26(3)	6,935	6,916
Financials—1.4%
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(3)	7,867	7,690
Health Care—1.5%
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(3)	4,637	4,622
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.316%, 3/8/27(3)	993	989
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.073%, 12/11/26(3)	2,992	2,992
		8,603

Media / Telecom - Cable/Wireless Video—0.5%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 7.697%, 7/17/25(3)	2,943	2,847
Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.530%, 7/31/26(3)	4,240	4,208
Service—3.2%
APX Group, Inc. (1 month Term SOFR + 3.364%) 8.689%, 7/10/28(3)	9,800	9,787
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.431%, 1/21/28(3)	$ 3,000	$ 2,993
2028, Tranche B (1 month Term SOFR + 3.500%) 8.816%, 1/21/28(3)	1,153	1,153
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.664%, 3/4/28(3)	1,950	1,681
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.150%, 12/4/26(3)	2,940	2,834
		18,448

Transportation - Automotive—0.5%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(3)	2,925	2,916
Total Leveraged Loans (Identified Cost $59,235)		59,120

	Shares
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)	40,020	—
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—98.0% (Identified Cost $593,278)		561,673

	Shares	Value

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(7)	45,251	$ 45
Total Short-Term Investment (Identified Cost $45)		45

TOTAL INVESTMENTS—98.0% (Identified Cost $593,323)		$561,718
Other assets and liabilities, net—2.0%		11,657
NET ASSETS—100.0%		$573,375

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $421,529 or 73.5% of net assets.
(2)	100% of the income received was in cash.
(3)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
United States	86%
Luxembourg	2
United Kingdom	2
Canada	2
Bermuda	2
Cayman Islands	2
Ireland	1
Other	3
Total	100%
† % of total investments as of September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Security	$ 2,891	$—	$ 2,891	$—
Corporate Bonds and Notes	493,704	—	493,704	—
Leveraged Loans	59,120	—	59,120	—
U.S. Government Security	5,958	—	5,958	—
Equity Securities:
Common Stock	—	—	—	— (1)
Money Market Mutual Fund	45	45	—	—
Total Investments	$561,718	$45	$561,673	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,359 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common stock
Investments in Securities
Balance as of September 30, 2022:	$ 2,919	$ 2,919	$ — (a)
Net realized gain (loss)	(1,020)	(1,020)	—
Net change in unrealized appreciation (depreciation)	1,223	1,223	—
Sales (b)	(763)	(763)	—
Transfers from Level 3(c)	(2,359)	(2,359)	—
Balance as of September 30, 2023	$ —(a)	$ —	$ — (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of September 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—105.0%
Brazil—3.9%
Cia Siderurgica Nacional S.A.	59,472	$ 144
Localiza Rent a Car S.A.	19,769	231
Lojas Renner S.A.	77,493	207
PRIO S.A.(1)	28,286	264
TOTVS S.A.	46,151	247
WEG S.A.	65,818	476
		1,569

Cayman Islands—0.9%
Baidu, Inc. Class A(1)	11,714	199
ZTO Express Cayman, Inc.	7,758	189
		388

China—45.7%
Alibaba Group Holding Ltd.(1)	102,723	1,123
ANTA Sports Products Ltd.	154,359	1,738
Asymchem Laboratories Tianjin Co., Ltd. Class A	10,760	223
Bank of Ningbo Co., Ltd. Class A	42,254	155
BYD Co., Ltd. Class H	9,795	303
China Merchants Bank Co., Ltd. Class A	395,982	1,787
Contemporary Amperex Technology Co., Ltd. Class A	11,080	308
East Money Information Co., Ltd. Class A	221,906	462
ENN Energy Holdings Ltd.	229,814	1,908
ENN Natural Gas Co., Ltd. Class A	156,400	373
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	117,100	425
JD.com, Inc. Class A	63,627	935
Kweichow Moutai Co., Ltd. Class A	1,500	369
Li Ning Co., Ltd.	318,512	1,340
LONGi Green Energy Technology Co., Ltd. Class A	105,300	393
Luxshare Precision Industry Co., Ltd. Class A	254,930	1,041
Meituan Class B(1)	28,028	410
Ping An Bank Co., Ltd. Class A	245,171	376
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	8,300	307
Tencent Holdings Ltd.	48,580	1,900
Thunder Software Technology Co., Ltd. Class A	29,600	310
Weihai Guangwei Composites Co., Ltd. Class A	78,640	296
Wuliangye Yibin Co., Ltd. Class A	7,055	151
	Shares	Value

China—continued
WuXi AppTec Co., Ltd. Class H	32,047	$ 384
Wuxi Biologics Cayman, Inc.(1)	54,457	317
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	87,501	382
Yealink Network Technology Corp., Ltd. Class A	54,720	267
Yunda Holding Co., Ltd. Class A	206,200	278
Zhejiang Dingli Machinery Co., Ltd. Class A	49,300	356
		18,617

Colombia—1.0%
Interconexion Electrica S.A. ESP	106,637	390
France—0.7%
BioMerieux	2,835	275
Hong Kong—1.3%
AIA Group Ltd.	35,417	289
China Mengniu Dairy Co., Ltd.(1)	72,087	242
		531

India—8.9%
Bajaj Finance Ltd.	4,854	456
Bandhan Bank Ltd.	50,508	153
Berger Paints India Ltd.	167,297	1,146
Eicher Motors Ltd.	7,628	317
HDFC Bank Ltd.	25,134	462
ICICI Lombard General Insurance Co., Ltd.	18,186	287
Indraprastha Gas Ltd.	62,440	342
Info Edge India Ltd.	3,076	154
Kotak Mahindra Bank Ltd.	15,351	321
		3,638

Indonesia—1.3%
Aneka Tambang Tbk	2,248,853	264
Semen Indonesia Persero Tbk PT	662,174	275
		539

Israel—7.7%
Bank Hapoalim BM	41,639	370
Bank Leumi Le-Israel BM	43,246	357
Israel Discount Bank Ltd. Class A	65,893	356
Mizrahi Tefahot Bank Ltd.	10,039	364
Nice Ltd.(1)	10,071	1,703
		3,150

Japan—3.9%
MonotaRO Co., Ltd. Unsponsored ADR	148,467	1,575
	Shares	Value

Luxembourg—0.7%
Globant S.A.(1)	1,390	$ 275
Malaysia—0.8%
MR DIY Group M Bhd	1,033,966	333
Netherlands—0.6%
ASML Holding N.V.	410	242
Philippines—2.6%
Ayala Corp.	29,039	320
Ayala Land, Inc.	621,430	324
JG Summit Holdings, Inc.	611,700	412
		1,056

Poland—1.1%
Bank Polska Kasa Opieki S.A.	8,131	188
Dino Polska S.A.(1)	3,339	271
		459

Qatar—1.9%
Qatar Islamic Bank SAQ	74,527	380
Qatar National Bank QPSC	92,459	391
		771

Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	— (4)
Saudi Arabia—2.6%
Saudi Arabian Oil Co.	113,989	1,064
South Africa—5.9%
Anglo American Platinum Ltd.	10,838	404
Capitec Bank Holdings Ltd.	6,350	576
Clicks Group Ltd.	18,334	250
Impala Platinum Holdings Ltd.	76,082	397
Northam Platinum Holdings Ltd.	66,704	405
Sibanye Stillwater Ltd.	242,686	375
		2,407

South Korea—5.6%
Cheil Worldwide, Inc.	54,518	810
CJ Logistics Corp.	2,613	157
Coupang, Inc. Class A(1)	15,487	263
NAVER Corp.	2,455	367
NICE Information Service Co., Ltd.	43,603	319
Saramin Co., Ltd.	22,501	352
		2,268

Taiwan—7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	175,000	2,835
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

United States—0.9%
Enphase Energy, Inc.(1)	2,908	$ 349
Total Common Stocks (Identified Cost $45,835)		42,731

Rights—0.0%
Brazil—0.0%
Localiza Rent a Car S.A., 11/17/23(1)	197	1
Total Rights (Identified Cost $—)		1

Total Long-Term Investments—105.0% (Identified Cost $45,835)		42,732

TOTAL INVESTMENTS—105.0% (Identified Cost $45,835)		$ 42,732
Other assets and liabilities, net—(5.0)%		(2,022)
NET ASSETS—100.0%		$ 40,710
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings (Unaudited)†
China	44%
India	8
Israel	7
Taiwan	7
South Africa	6
South Korea	5
Japan	4
Other	19
Total	100%
† % of total investments as of September 30, 2023.

The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$42,731	$42,731	$— (1)
Rights	1	1	—
Total Investments	$42,732	$42,732	$— (1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Austria—0.9%
Erste Group Bank AG Sponsored ADR	28,691	$ 495
Belgium—1.0%
Warehouses De Pauw CVA	20,545	509
Canada—2.1%
RB Global, Inc.	18,137	1,135
China—17.6%
BYD Co., Ltd. Class H	35,814	1,107
China Merchants Bank Co., Ltd. Class H	403,227	1,684
ENN Energy Holdings Ltd.	266,561	2,212
JD.com, Inc. Class A	103,945	1,528
WuXi AppTec Co., Ltd. Class H	139,263	1,667
Wuxi Biologics Cayman, Inc.(1)	213,281	1,243
		9,441

Finland—2.7%
Kesko Oyj Class B	30,539	548
Neste Oyj	25,727	874
		1,422

France—5.6%
BioMerieux	17,027	1,653
Dassault Systemes SE	35,955	1,342
		2,995

Germany—3.1%
Bechtle AG	12,979	607
Puma SE	17,259	1,073
		1,680

Israel—4.0%
Nice Ltd. Sponsored ADR(1)	12,604	2,143
Japan—5.3%
GMO Payment Gateway, Inc.	15,122	827
	Shares	Value

Japan—continued
MonotaRO Co., Ltd.	189,959	$ 2,035
		2,862

Netherlands—4.0%
ASML Holding N.V.	1,697	1,003
Euronext N.V.	8,813	615
IMCD N.V.	3,936	499
		2,117

Switzerland—2.7%
Partners Group Holding AG	420	475
Tecan Group AG Registered Shares	2,917	985
		1,460

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,358	466
United Kingdom—3.9%
Segro plc	180,141	1,581
Spirax-Sarco Engineering plc	4,333	504
		2,085

United States—44.8%
Addus HomeCare Corp.(1)	9,498	809
Agilent Technologies, Inc.	9,389	1,050
Alexandria Real Estate Equities, Inc.	14,832	1,485
Autodesk, Inc.(1)	10,368	2,145
Crown Castle, Inc.	12,499	1,150
Edwards Lifesciences Corp.(1)	18,835	1,305
Enphase Energy, Inc.(1)	6,659	800
Eversource Energy	25,794	1,500
Humana, Inc.	3,389	1,649
IDEXX Laboratories, Inc.(1)	1,097	480
Intuit, Inc.	2,558	1,307
MarketAxess Holdings, Inc.	4,525	967
Microsoft Corp.	1,328	419
NextEra Energy, Inc.	20,404	1,169
Paycom Software, Inc.	4,980	1,291
	Shares	Value

United States—continued
Paylocity Holding Corp.(1)	8,750	$ 1,590
PayPal Holdings, Inc.(1)	14,292	836
PNC Financial Services Group, Inc. (The)	4,519	555
Salesforce, Inc.(1)	2,739	555
Teleflex, Inc.	2,275	447
Thermo Fisher Scientific, Inc.	1,707	864
Veeva Systems, Inc. Class A(1)	5,330	1,084
Zoetis, Inc. Class A	3,041	529
		23,986

Total Common Stocks (Identified Cost $56,332)		52,796

Total Long-Term Investments—98.6% (Identified Cost $56,332)		52,796

TOTAL INVESTMENTS—98.6% (Identified Cost $56,332)		$52,796
Other assets and liabilities, net—1.4%		761
NET ASSETS—100.0%		$53,557

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	45%
China	18
France	6
Japan	5
Israel	4
Netherlands	4
United Kingdom	4
Other	14
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$52,796	$52,796
Total Investments	$52,796	$52,796
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS September 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—85.7%
Communication Services—7.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 110	$ 63
Altice France S.A. 144A 8.125%, 2/1/27(1)	200	177
Cable One, Inc. 144A 4.000%, 11/15/30(1)	225	171
Charter Communications Operating LLC 5.750%, 4/1/48	90	72
CMG Media Corp. 144A 8.875%, 12/15/27(1)	115	90
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	200	199
144A 6.500%, 2/1/29(1)	300	249
DISH Network Corp. 144A 11.750%, 11/15/27(1)	240	242
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	87	79
iHeartCommunications, Inc.
6.375%, 5/1/26	120	103
8.375%, 5/1/27	143	103
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	270	254
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	200	184
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	325
		2,311

Consumer Discretionary—17.7%
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	168	158
Bath & Body Works, Inc.
6.950%, 3/1/33	120	107
144A 6.625%, 10/1/30(1)	295	277
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	155	153
144A 8.125%, 7/1/27(1)	330	332
Carnival Corp.
144A 4.000%, 8/1/28(1)	191	166
144A 10.500%, 6/1/30(1)	238	245
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	334
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	80	81
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	378	340
Ford Motor Credit Co. LLC 6.950%, 3/6/26	400	399
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	350	322
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	265	232
	Par Value	Value

Consumer Discretionary—continued
MGM Resorts International 5.500%, 4/15/27	$ 190	$ 177
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	266	212
144A 7.875%, 5/1/29(1)	107	70
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	210	195
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	187	179
QVC, Inc.
4.450%, 2/15/25	42	37
5.450%, 8/15/34	435	193
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	114	120
144A 5.375%, 7/15/27(1)	210	194
144A 7.250%, 1/15/30(1)	240	238
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	303
Six Flags Entertainment Corp. 144A 7.250%, 5/15/31(1)	90	85
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	210
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	360	327
		5,686

Consumer Staples—1.9%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	295
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	376	320
		615

Energy—15.0%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	345	341
California Resources Corp. 144A 7.125%, 2/1/26(1)	125	126
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	127	127
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(1)	162	159
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	252
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	156	159
144A 8.750%, 7/1/31(1)	62	63
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	350	322
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	170	164
144A 7.375%, 2/1/31(1)	55	56
	Par Value	Value

Energy—continued
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	$ 145	$ 144
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	110	107
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	330	309
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	229	222
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	85	77
PDC Energy, Inc. 5.750%, 5/15/26	225	224
Rockies Express Pipeline LLC 144A 7.500%, 7/15/38(1)	176	166
Southwestern Energy Co. 5.375%, 3/15/30	150	137
Sunoco LP 5.875%, 3/15/28	235	225
Talos Production, Inc. 12.000%, 1/15/26	227	237
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	94	96
Transocean, Inc. 144A 8.750%, 2/15/30(1)	94	96
USA Compression Partners LP 6.875%, 9/1/27	355	344
Valaris Ltd. 144A 8.375%, 4/30/30(1)	156	156
Vital Energy, Inc.
10.125%, 1/15/28	80	82
144A 7.750%, 7/31/29(1)	93	87
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	328
		4,806

Financials—18.7%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	172	166
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	200	125
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	161	160
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	347	335
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	165	149
Domtar Corp. 144A 6.750%, 10/1/28(1)	148	123
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	327	322
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	342	317
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	$ 64	$ 64
144A 7.625%, 5/1/26(1)	190	177
144A 12.000%, 10/1/28(1)	117	119
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	160
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	380	326
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	109	95
INEOS Finance plc 144A 6.750%, 5/15/28(1)	200	187
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	171	160
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	262	264
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	125	104
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	52	52
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	120	99
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	290	250
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	96	82
MPT Operating Partnership LP 5.250%, 8/1/26	200	170
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	170	141
NFP Corp. 144A 8.500%, 10/1/31(1)	83	83
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	157	159
OneMain Finance Corp. 9.000%, 1/15/29	107	107
Organon & Co. 144A 5.125%, 4/30/31(1)	205	164
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	34	32
144A 5.750%, 9/15/31(1)	155	127
Radian Group, Inc.
4.500%, 10/1/24	75	73
6.625%, 3/15/25	175	174
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	225	138
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	400	380
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	163	160
144A 9.125%, 7/15/31(1)	156	156
	Par Value	Value

Financials—continued
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	$ 82	$ 81
		5,981

Health Care—3.0%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	355	292
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	334
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	3	3
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(1)	20	20
Tenet Healthcare Corp.
6.125%, 10/1/28	170	160
6.125%, 6/15/30	170	159
		968

Industrials—10.7%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	249	234
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	305	328
144A 5.500%, 4/20/26(1)	298	291
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	54	55
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	202	178
Bombardier, Inc. 144A 7.500%, 3/15/25(1)	86	86
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	170	162
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	260	212
Griffon Corp. 5.750%, 3/1/28	140	127
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	77	78
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	165	163
Rand Parent LLC 144A 8.500%, 2/15/30(1)	87	80
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	82	80
144A 9.375%, 11/30/29(1)	73	74
Terex Corp. 144A 5.000%, 5/15/29(1)	85	76
TMS International Corp. 144A 6.250%, 4/15/29(1)	265	219
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	315	310
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	$ 340	$ 343
XPO, Inc. 144A 6.250%, 6/1/28(1)	354	343
		3,439

Information Technology—3.7%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	213	188
RingCentral, Inc. 144A 8.500%, 8/15/30(1)	164	158
Sabre GLBL, Inc. 144A 8.625%, 6/1/27(1)	95	81
Seagate HDD Cayman
144A 8.250%, 12/15/29(1)	98	101
144A 9.625%, 12/1/32(1)	54	58
Viasat, Inc. 144A 5.625%, 4/15/27(1)	250	217
Virtusa Corp. 144A 7.125%, 12/15/28(1)	46	37
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	347
		1,187

Materials—4.1%
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	200	199
Knife River Corp. 144A 7.750%, 5/1/31(1)	95	95
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	302
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	330	306
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	259
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	70	70
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	82	81
		1,312

Real Estate—2.9%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	328	301
Forestar Group, Inc.
144A 3.850%, 5/15/26(1)	159	144
144A 5.000%, 3/1/28(1)	139	125
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	388	342
		912

See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—0.8%
Pacific Gas & Electric Co. 4.950%, 7/1/50	$ 220	$ 164
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	85	81
		245

Total Corporate Bonds and Notes (Identified Cost $28,303)		27,462

	Shares
Preferred Stock—2.4%
Communication Services—2.4%
LiveStyle, Inc. Series B(2)(3)(4)	9,250	772
Total Preferred Stock (Identified Cost $907)		772

Common Stocks—3.6%
Communication Services—0.0%
LiveStyle, Inc. (2)(3)(4)	67,983	—
Financials—3.6%
CCF Holdings LLC (2)(3)	1,570,753	942
CCF Holdings LLC Class M(2)(3)	293,320	176
Erickson, Inc.(2)(3)	2,675	38
		1,156

Total Common Stocks (Identified Cost $4,945)		1,156

Warrants—0.5%
Communication Services—0.0%
Tenerity, Inc., 04/01/24(2)(3)(4)	3,898	—
	Shares	Value

Financials—0.5%
CCF Holdings LLC, 04/01/24(2)(3)	485,227	$ 160
Total Warrants (Identified Cost $770)		160

Affiliated Exchange-Traded Fund—3.7%
Financials—3.7%
Virtus Seix Senior Loan ETF(5)(6)	49,157	1,174
Total Affiliated Exchange-Traded Fund (Identified Cost $1,175)		1,174

Total Long-Term Investments—95.9% (Identified Cost $36,100)		30,724

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)(6)	10,978	11
Total Short-Term Investment (Identified Cost $11)		11

TOTAL INVESTMENTS—95.9% (Identified Cost $36,111)		$30,735
Other assets and liabilities, net—4.1%		1,320
NET ASSETS—100.0%		$32,055

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $23,579 or 73.6% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	All or a portion of the security is restricted.
(5)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	86%
Bermuda	4
United Kingdom	2
Liberia	2
France	1
Canada	1
Panama	1
Other	3
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$27,462	$ —	$27,462	$ —
Equity Securities:
Common Stocks	1,156	—	—	1,156 (1)
Preferred Stock	772	—	—	772
Warrants	160	—	—	160 (1)
Affiliated Exchange-Traded Fund	1,174	1,174	—	—
Money Market Mutual Fund	11	11	—	—
Total Investments	$30,735	$1,185	$27,462	$2,088
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2022:	$ 1,907	$ 482	$ 1,396	$ 29(a)
Net realized gain (loss)	19	—	19	—
Net change in unrealized appreciation (depreciation)(b)	1,132	675	326	131
Sales (c)	(970)	(1)	(969)	—
Balance as of September 30, 2023	$ 2,088	$ 1,156 (a)	$ 772	$ 160 (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023, was $1,132.
(c) Includes paydowns on securities.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2023:
Investments in Securities – Assets	Ending Balance at September 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stock:
LiveStyle, Inc. Series B	$772	Discounted cash flows liquidation approach	Discount rate	28.05% (27.60% - 28.50%)

Common Stocks:
CCF Holdings LLC	$942	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$176	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 38	Market and Company Comparables	EV Multiples	1.19x (0.61x - 3.13x)
				11.18x (10.91x - 14.33x)
				1.04x (0.50x - 1.92x)
			M&A Transaction Multiples	1.13x (0.62x - 1.35x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$160	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	44.28%

See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Assets
Investment in securities at value(1)	$ 1,423,463	$ 583,381	$ 138,435	$ 32,400
Investment in affiliates at value(2)	—	—	50,080	—
Foreign currency at value(3)	—	93	68	43
Cash	63,071	2,530	7,230	1,304
Due from broker	—	—	1,239	—
Cash pledged as collateral for futures contracts	—	—	2,828	—
Cash pledged as collateral for swap contracts	—	—	215	—
Receivables
Investment securities sold	2,246	3,190	311	6
Fund shares sold	598	306	83	2
Dividends and interest	4,646	307	731	163
Receivable from adviser	—	—	22	—
Tax reclaims	—	1,315	33	271
Prepaid Trustees’ retainer	29	13	4	1
Prepaid expenses	63	30	37	17
Other assets	178	103	60	1
Total assets	1,494,294	591,268	201,376	34,208
Liabilities
Variation margin payable on swap contracts	—	—	3	—
Variation margin payable on futures contracts	—	—	54	—
Payables
Fund shares repurchased	1,433	880	65	1
Investment securities purchased	38,799	2,455	239	51
Investment advisory fees	570	349	—	4
Distribution and service fees	110	75	9	1
Administration and accounting fees	125	52	19	3
Transfer agent and sub-transfer agent fees and expenses	268	121	16	5
Professional fees	68	14	17	28
Trustee deferred compensation plan	178	103	60	1
Interest expense and/or commitment fees	3	1	— (a)	— (a)
Other accrued expenses	99	67	31	13
Total liabilities	41,653	4,117	513	107
Net Assets	$ 1,452,641	$ 587,151	$ 200,863	$ 34,101
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,585,707	$ 432,642	$ 216,009	$ 32,209
Accumulated earnings (loss)	(133,066)	154,509	(15,146)	1,892
Net Assets	$ 1,452,641	$ 587,151	$ 200,863	$ 34,101
Net Assets:
Class A	$ 196,478	$ 201,139	$ 34,586	$ 3,167
Class C	$ 78,057	$ 36,154	$ 1,866	$ 157
Class P	$ 328,205	$ 128,873	$ 1,580	$ 4,009
Institutional Class	$ 844,174	$ 220,985	$ 5,327	$ 14,596
Class R6	$ 226	$ —	$ 157,400	$ 12,172
Administrative Class	$ 5,501	$ —	$ 104	$ —
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,338,810	11,446,191	3,680,405	113,650
Class C	2,482,713	2,197,472	190,554	5,805
Class P	11,047,265	7,250,630	171,041	144,269
Institutional Class	27,955,745	12,820,338	571,325	503,588
Class R6	7,492	—	17,385,498	425,018
Administrative Class	180,314	—	10,571	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 31.00	$ 17.57	$ 9.40	$ 27.87
Class C	$ 31.44	$ 16.45	$ 9.79	$ 26.98
Class P	$ 29.71	$ 17.77	$ 9.24	$ 27.79
Institutional Class	$ 30.20	$ 17.24	$ 9.32	$ 28.98
Class R6	$ 30.15	$ —	$ 9.05	$ 28.64
Administrative Class	$ 30.51	$ —	$ 9.79	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 32.80	$ 18.59	$ 9.95	$ 29.49
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,409,516	$ 444,658	$ 149,150	$ 28,975
(2) Investment in affiliates at cost	$ —	$ —	$ 56,117	$ —
(3) Foreign currency at cost	$ —	$ 99	$ 65	$ 43

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Assets
Investment in securities at value(1)	$ 561,718	$ 42,732	$ 52,796	$ 29,561
Investment in affiliates at value(2)	—	—	—	1,174
Foreign currency at value(3)	—	925	55	—
Cash	4,601	— (a)	478	1,102
Receivables
Investment securities sold	2,258	7,010	—	49
Fund shares sold	3,764	41	— (a)	15
Dividends and interest	10,057	95	75	547
Receivable from adviser	—	— (a)	—	—
Tax reclaims	—	5	204	3
Prepaid Trustees’ retainer	11	1	1	1
Prepaid expenses	52	16	16	19
Other assets	192	15	5	39
Total assets	582,653	50,840	53,630	32,510
Liabilities
Payables
Fund shares repurchased	463	447	2	8
Investment securities purchased	8,193	550	—	348
Foreign capital gains tax	—	31	—	—
Borrowings	—	9,000	—	—
Investment advisory fees	143	—	18	4
Distribution and service fees	43	2	2	3
Administration and accounting fees	48	5	5	3
Transfer agent and sub-transfer agent fees and expenses	119	13	4	8
Professional fees	35	46	30	35
Trustee deferred compensation plan	192	15	5	39
Interest expense and/or commitment fees	1	— (a)	— (a)	— (a)
Other accrued expenses	41	21	7	7
Total liabilities	9,278	10,130	73	455
Net Assets	$ 573,375	$ 40,710	$ 53,557	$ 32,055
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 799,038	$ 61,372	$ 48,232	$ 79,417
Accumulated earnings (loss)	(225,663)	(20,662)	5,325	(47,362)
Net Assets	$ 573,375	$ 40,710	$ 53,557	$ 32,055
Net Assets:
Class A	$ 110,220	$ 6,606	$ 7,776	$ 12,680
Class C	$ 49,229	$ 463	$ —	$ 668
Class P	$ 162,838	$ 2,786	$ 2,153	$ 3,587
Institutional Class	$ 238,135	$ 30,855	$ 43,628	$ 14,997
Class R6	$ 12,953	$ —	$ —	$ —
Administrative Class	$ —	$ —	$ —	$ 123
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,246,556	423,793	533,282	1,635,592
Class C	3,670,510	29,927	—	86,284
Class P	12,251,830	178,869	144,152	488,895
Institutional Class	17,981,947	1,991,817	2,834,187	2,036,813
Class R6	977,691	—	—	—
Administrative Class	—	—	—	16,837
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.37	$ 15.59	$ 14.58	$ 7.75
Class C	$ 13.41	$ 15.48	$ —	$ 7.75
Class P	$ 13.29	$ 15.57	$ 14.94	$ 7.34
Institutional Class	$ 13.24	$ 15.49	$ 15.39	$ 7.36
Class R6	$ 13.25	$ —	$ —	$ —
Administrative Class	$ —	$ —	$ —	$ 7.31
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.68	$ 16.50	$ 15.43	$ 8.05
Maximum Sales Charge - Class A	2.25%	5.50%	5.50%	3.75%
(1) Investment in securities at cost	$ 593,323	$ 45,835	$ 56,332	$ 34,936
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 1,175
(3) Foreign currency at cost	$ —	$ 926	$ 56	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2023
($ reported in thousands)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Investment Income
Dividends	$ 10,536	$11,810	$ 2,352	$ 2,575
Dividends from affiliates	—	—	614	—
Interest	31,277	—	3,591	—
Foreign taxes withheld	—	(511)	(82)	(322)
Total investment income	41,813	11,299	6,475	2,253
Expenses
Investment advisory fees	8,907	6,338	1,626	463
Distribution and service fees, Class A	574	561	93	8
Distribution and service fees, Class C	858	421	21	2
Distribution and service fees, Administrative Class	16	—	— (1)	—
Administration and accounting fees	1,596	686	244	55
Transfer agent fees and expenses	667	288	105	21
Sub-transfer agent fees and expenses, Class A	209	205	27	3
Sub-transfer agent fees and expenses, Class C	68	39	1	— (1)
Sub-transfer agent fees and expenses, Class P	264	128	2	3
Sub-transfer agent fees and expenses, Institutional Class	946	254	5	18
Sub-transfer agent fees and expenses, Administrative Class	7	—	—	—
Excise tax	8	—	—	—
Custodian fees	3	2	1	4
Printing fees and expenses	148	64	21	6
Professional fees	85	37	47	29
Interest expense and/or commitment fees	3	2	1	8
Registration fees	170	83	83	52
Trustees’ fees and expenses	123	53	18	4
Miscellaneous expenses	74	45	91	33
Total expenses	14,726	9,206	2,386	709
Less net expenses reimbursed and/or waived by investment adviser(2)	(2,157)	(1,897)	(1,733)	(215)
Less low balance account fees	— (1)	— (1)	— (1)	—
Net expenses	12,569	7,309	653	494
Net investment income (loss)	29,244	3,990	5,822	1,759
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(44,226)	23,185	(5,540)	10
Investments in affiliates	—	—	(8,160)	—
Foreign currency transactions	—	82	— (1)	(19)
Futures	—	—	4,502	—
Swaps	—	—	18	—
Capital gains received from investments in affiliates	—	—	9,519	—
Net change in unrealized appreciation (depreciation) on:
Investments	85,472	48,765	7,633	8,607
Investments in affiliates	—	—	9,432	—
Foreign currency transactions	—	110	38	17
Futures	—	—	(632)	—
Swaps	—	—	(131)	—
Net realized and unrealized gain (loss) on investments	41,246	72,142	16,679	8,615
Net increase (decrease) in net assets resulting from operations	$ 70,490	$76,132	$22,501	$10,374

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2023
($ reported in thousands)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Investment Income
Dividends	$ 590	$ 1,293	$ 1,056	$ 35
Interest	39,766	—	—	2,199
Foreign taxes withheld	—	(135)	(95)	—
Total investment income	40,356	1,158	961	2,234
Expenses
Investment advisory fees	2,654	458	498	160
Distribution and service fees, Class A	279	19	13	34
Distribution and service fees, Class C	271	5	—	8
Distribution and service fees, Administrative Class	—	—	—	— (1)
Administration and accounting fees	570	63	71	41
Transfer agent fees and expenses	262	23	27	16
Sub-transfer agent fees and expenses, Class A	68	10	4	15
Sub-transfer agent fees and expenses, Class C	46	— (1)	—	1
Sub-transfer agent fees and expenses, Class P	154	10	2	2
Sub-transfer agent fees and expenses, Institutional Class	210	31	1	16
Excise tax	25	—	—	7
Custodian fees	7	16	1	3
Printing fees and expenses	51	7	7	5
Professional fees	35	53	23	27
Interest expense and/or commitment fees	10	2	1	— (1)
Registration fees	104	55	41	59
Trustees’ fees and expenses	43	5	5	3
Miscellaneous expenses	54	31	16	14
Total expenses	4,843	788	710	411
Less net expenses reimbursed and/or waived by investment adviser(2)	(847)	(275)	(264)	(79)
Less low balance account fees	—	—	—	— (1)
Net expenses	3,996	513	446	332
Net investment income (loss)	36,360	645	515	1,902
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(19,600)	(11,485)	11,101	(1,164)
Foreign currency transactions	—	(53)	13	—
Foreign capital gains tax	—	(37)	—	—
Net increase from payment by affiliate(3)	—	—	—	3
Net change in unrealized appreciation (depreciation) on:
Investments	39,602	18,831	2,224	3,496
Investments in affiliates	—	—	—	(1)
Foreign currency transactions	—	(5)	8	—
Foreign capital gains tax	—	(31)	—	—
Net realized and unrealized gain (loss) on investments	20,002	7,220	13,346	2,334
Net increase (decrease) in net assets resulting from operations	$ 56,362	$ 7,865	$13,861	$ 4,236

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Convertible Fund		Duff & Phelps Water Fund		Global Allocation Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 29,244	$ 13,911	$ 3,990	$ 3,727	$ 5,822	$ 3,191
Net realized gain (loss)	(44,226)	(67,311)	23,267	(9,127)	339	13,118
Net increase from payment by affiliate	—	—	—	105	—	—
Net change in unrealized appreciation (depreciation)	85,472	(462,594)	48,875	(225,369)	16,340	(62,745)
Increase (decrease) in net assets resulting from operations	70,490	(515,994)	76,132	(230,664)	22,501	(46,436)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,889)	(65,809)	(953)	(22,884)	(1,869)	(4,207)
Class C	(763)	(21,956)	—	(5,076)	(104)	(190)
Class P	(7,238)	(122,685)	(457)	(23,588)	(101)	(483)
Institutional Class	(18,035)	(307,162)	(1,930)	(31,397)	(304)	(1,049)
Class R6	(4)	(1)	—	—	(9,542)	(20,157)
Administrative Class	(101)	(4,687)	—	—	(5)	(4)
Total dividends and distributions to shareholders	(30,030)	(522,300)	(3,340)	(82,945)	(11,925)	(26,090)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(46,661)	(22,408)	(30,007)	11,535	(3,047)	(1,454)
Class C	(12,134)	(5,248)	(9,898)	(7,048)	(361)	220
Class P	(28,925)	(224,366)	(43,110)	(101,945)	(798)	(3,155)
Institutional Class	(108,585)	(102,547)	(40,411)	29,236	(1,042)	(2,346)
Class R6	140	100	—	—	(26,654)	14,973
Administrative Class	(10,480)	(607)	—	—	(14)	92
Increase (decrease) in net assets from capital transactions	(206,645)	(355,076)	(123,426)	(68,222)	(31,916)	8,330
Net increase (decrease) in net assets	(166,185)	(1,393,370)	(50,634)	(381,831)	(21,340)	(64,196)
Net Assets
Beginning of period	1,618,826	3,012,196	637,785	1,019,616	222,203	286,399
End of Period	$ 1,452,641	$ 1,618,826	$ 587,151	$ 637,785	$ 200,863	$ 222,203
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	International Small-Cap Fund		Newfleet Short Duration High Income Fund		NFJ Emerging Markets Value Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,759	$ 1,092	$ 36,360	$ 34,276	$ 645	$ 864
Net realized gain (loss)	(9)	(1,935)	(19,600)	(22,264)	(11,575)	3,998
Net increase from payment by affiliate	—	86	—	—	—	—
Net change in unrealized appreciation (depreciation)	8,624	(24,158)	39,602	(60,565)	18,795	(45,392)
Increase (decrease) in net assets resulting from operations	10,374	(24,915)	56,362	(48,553)	7,865	(40,530)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(34)	(791)	(6,812)	(7,220)	(172)	(24)
Class C	—	(52)	(3,146)	(3,534)	(9)	—
Class P	(64)	(1,698)	(10,186)	(12,640)	(81)	(39)
Institutional Class	(228)	(4,717)	(14,183)	(16,671)	(1,003)	(372)
Class R6	(254)	(5,137)	(451)	(1,035)	—	—
Total dividends and distributions to shareholders	(580)	(12,395)	(34,778)	(41,100)	(1,265)	(435)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(304)	369	(8,465)	(14,906)	(2,809)	(2,818)
Class C	(43)	(43)	(11,360)	(10,375)	(87)	(176)
Class P	(1,979)	(1,304)	16,137	(81,279)	(7,585)	5,424
Institutional Class	(6,520)	1,769	(1,986)	17,284	(20,030)	(46,508)
Class R6	(10,891)	3,516	2,225	(8,424)	—	—
Increase (decrease) in net assets from capital transactions	(19,737)	4,307	(3,449)	(97,700)	(30,511)	(44,078)
Net increase (decrease) in net assets	(9,943)	(33,003)	18,135	(187,353)	(23,911)	(85,043)
Net Assets
Beginning of period	44,044	77,047	555,240	742,593	64,621	149,664
End of Period	$ 34,101	$ 44,044	$ 573,375	$ 555,240	$ 40,710	$ 64,621
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Global Sustainability Fund		Seix High Yield Income Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 515	$ 1,264	$ 1,902	$ 2,445
Net realized gain (loss)	11,114	12,437	(1,164)	(2,595)
Net increase from payment by affiliate(1)	—	42	3	—
Net change in unrealized appreciation (depreciation)	2,232	(42,909)	3,495	(8,051)
Increase (decrease) in net assets resulting from operations	13,861	(29,166)	4,236	(8,201)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(888)	(1,195)	(709)	(836)
Class C	—	—	(40)	(66)
Class P	(581)	(1,079)	(132)	(185)
Institutional Class	(10,848)	(22,956)	(1,000)	(1,683)
Administrative Class	—	—	(7)	(4)
Total dividends and distributions to shareholders	(12,317)	(25,230)	(1,888)	(2,774)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	4,710	625	(1,400)	(4,165)
Class C	—	—	(618)	(721)
Class P	(506)	(565)	1,943	(1,962)
Institutional Class	(33,179)	9,799	(2,786)	(19,621)
Administrative Class	—	—	1	20
Increase (decrease) in net assets from capital transactions	(28,975)	9,859	(2,860)	(26,449)
Net increase (decrease) in net assets	(27,431)	(44,537)	(512)	(37,424)
Net Assets
Beginning of period	80,988	125,525	32,567	69,991
End of Period	$ 53,557	$ 80,988	$ 32,055	$ 32,567

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Convertible Fund
Class A
10/1/22 to 9/30/23	$30.27	0.54	—	0.73	1.27	(0.54)	—	(0.54)	—	0.73	$31.00	4.19%	$ 196,478	0.96%	1.10%	1.71%	136%
10/1/21 to 9/30/22	45.74	0.16	—	(7.94)	(7.78)	(0.19)	(7.50)	(7.69)	—	(15.47)	30.27	(20.06)	236,603	0.96	1.10	0.45	121
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95 (6)	1.02	0.25	130
10/1/19 to 9/30/20	29.25	0.27	—	10.59	10.86	(0.43)	(0.91)	(1.34)	—	9.52	38.77	38.44	254,762	0.96	0.98	0.83	145
10/1/18 to 9/30/19	32.78	0.29	—	0.63	0.92	(0.90)	(3.55)	(4.45)	—	(3.53)	29.25	5.29	69,611	1.02	1.02	0.99	143
Class C
10/1/22 to 9/30/23	$30.69	0.30	—	0.73	1.03	(0.28)	—	(0.28)	—	0.75	$31.44	3.37%	$ 78,057	1.73%	1.83%	0.95%	136%
10/1/21 to 9/30/22	46.36	(0.12)	—	(8.05)	(8.17)	— (7)	(7.50)	(7.50)	—	(15.67)	30.69	(20.67)	87,842	1.73	1.82	(0.32)	121
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (7)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72 (6)	1.77	(0.52)	130
10/1/19 to 9/30/20	29.61	0.02	—	10.77	10.79	(0.10)	(0.91)	(1.01)	—	9.78	39.39	37.40	112,523	1.73	1.74	0.06	145
10/1/18 to 9/30/19	32.95	0.08	—	0.67	0.75	(0.54)	(3.55)	(4.09)	—	(3.34)	29.61	4.53	60,434	1.75	1.75	0.26	143
Class P
10/1/22 to 9/30/23	$29.05	0.60	—	0.69	1.29	(0.63)	—	(0.63)	—	0.66	$29.71	4.45%	$ 328,205	0.71%	0.83%	1.97%	136%
10/1/21 to 9/30/22	44.23	0.23	—	(7.63)	(7.40)	(0.28)	(7.50)	(7.78)	—	(15.18)	29.05	(19.86)	348,324	0.71	0.83	0.64	121
10/1/20 to 9/30/21	37.57	0.22	—	9.42	9.64	(0.31)	(2.67)	(2.98)	—	6.66	44.23	26.03	808,844	0.69 (8)	0.81	0.51	130
10/1/19 to 9/30/20	28.45	0.34	—	10.27	10.61	(0.58)	(0.91)	(1.49)	—	9.12	37.57	38.78	547,783	0.71	0.71	1.08	145
10/1/18 to 9/30/19	32.12	0.35	—	0.60	0.95	(1.07)	(3.55)	(4.62)	—	(3.67)	28.45	5.59	155,601	0.75	0.75	1.26	143
Institutional Class
10/1/22 to 9/30/23	$29.52	0.60	—	0.71	1.31	(0.63)	—	(0.63)	—	0.68	$30.20	4.43%	$ 844,174	0.71%	0.86%	1.96%	136%
10/1/21 to 9/30/22	44.81	0.24	—	(7.74)	(7.50)	(0.29)	(7.50)	(7.79)	—	(15.29)	29.52	(19.84)	930,359	0.71	0.83	0.68	121
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
10/1/19 to 9/30/20	28.76	0.34	—	10.40	10.74	(0.55)	(0.91)	(1.46)	—	9.28	38.04	38.80	1,045,769	0.71	0.71	1.07	145
10/1/18 to 9/30/19	32.41	0.37	—	0.61	0.98	(1.08)	(3.55)	(4.63)	—	(3.65)	28.76	5.62	370,111	0.72	0.72	1.29	143
Class R6
10/1/22 to 9/30/23	$29.49	0.65	—	0.69	1.34	(0.68)	—	(0.68)	—	0.66	$30.15	4.55%	$ 226	0.62%	0.75%	2.12%	136%
1/31/22 (9) to 9/30/22	34.43	0.24	—	(4.94)	(4.70)	(0.24)	—	(0.24)	—	(4.94)	29.49	(13.67)	86	0.62	0.83	1.11	121 (10)
Administrative Class
10/1/22 to 9/30/23	$29.78	0.52	—	0.74	1.26	(0.53)	—	(0.53)	—	0.73	$30.51	4.23%	$ 5,501	0.93%	1.11%	1.67%	136%
10/1/21 to 9/30/22	45.15	0.17	—	(7.83)	(7.66)	(0.21)	(7.50)	(7.71)	—	(15.37)	29.78	(20.05)	15,612	0.93	1.16	0.46	121
10/1/20 to 9/30/21	38.36	0.14	—	9.62	9.76	(0.30)	(2.67)	(2.97)	—	6.79	45.15	25.79	25,665	0.91	0.97	0.31	130
10/1/19 to 9/30/20	28.95	0.35	—	10.42	10.77	(0.45)	(0.91)	(1.36)	—	9.41	38.36	38.50	13,386	0.93	0.93	0.99	145
10/1/18 to 9/30/19	32.46	0.30	—	0.61	0.91	(0.87)	(3.55)	(4.42)	—	(3.51)	28.95	5.29	550	0.97	0.97	1.03	143

Duff & Phelps Water Fund
Class A
10/1/22 to 9/30/23	$15.87	0.09	—	1.68	1.77	(0.07)	—	(0.07)	—	1.70	$17.57	11.17%	$ 201,139	1.22%	1.48%	0.48%	19%
10/1/21 to 9/30/22	22.45	0.05	—	(4.87)	(4.82)	(0.25)	(1.51)	(1.76)	— (7)	(6.58)	15.87	(23.71) (11)	207,428	1.22	1.48	0.27	27
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
10/1/19 to 9/30/20	16.31	0.06	—	1.77	1.83	(0.11)	(0.40)	(0.51)	—	1.32	17.63	11.35	200,384	1.22	1.40	0.37	28
10/1/18 to 9/30/19	15.54	0.11	—	1.15	1.26	(0.13)	(0.36)	(0.49)	—	0.77	16.31	8.88	177,463	1.23	1.40	0.76	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Water Fund (Continued)
Class C
10/1/22 to 9/30/23	$14.90	(0.05)	—	1.60	1.55	—	—	—	—	1.55	$16.45	10.40%	$ 36,154	1.97%	2.23%	(0.28) %	19%
10/1/21 to 9/30/22	21.18	(0.09)	—	(4.60)	(4.69)	(0.08)	(1.51)	(1.59)	— (7)	(6.28)	14.90	(24.32) (11)	41,415	1.97	2.22	(0.50)	27
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (7)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
10/1/19 to 9/30/20	15.52	(0.06)	—	1.67	1.61	—	(0.40)	(0.40)	—	1.21	16.73	10.48	57,901	1.97	2.16	(0.38)	28
10/1/18 to 9/30/19	14.79	—	—	1.10	1.10	(0.01)	(0.36)	(0.37)	—	0.73	15.52	8.02	70,175	1.98	2.15	0.01	33
Class P
10/1/22 to 9/30/23	$15.98	0.14	—	1.70	1.84	(0.05)	—	(0.05)	—	1.79	$17.77	11.53%	$ 128,873	0.94%	1.22%	0.75%	19%
10/1/21 to 9/30/22	22.53	0.10	—	(4.91)	(4.81)	(0.23)	(1.51)	(1.74)	— (7)	(6.55)	15.98	(23.53) (11)	153,863	0.94	1.19	0.50	27
10/1/20 to 9/30/21	17.68	0.32	—	4.88	5.20	(0.08)	(0.27)	(0.35)	—	4.85	22.53	29.77	339,111	0.94	1.25	1.51	32
10/1/19 to 9/30/20	16.33	0.11	—	1.77	1.88	(0.13)	(0.40)	(0.53)	—	1.35	17.68	11.67	240,922	0.94	1.16	0.66	28
10/1/18 to 9/30/19	15.59	0.15	—	1.14	1.29	(0.19)	(0.36)	(0.55)	—	0.74	16.33	9.14	210,425	0.95	1.17	1.03	33
Institutional Class
10/1/22 to 9/30/23	$15.57	0.14	—	1.66	1.80	(0.13)	—	(0.13)	—	1.67	$17.24	11.55%	$ 220,985	0.93%	1.24%	0.76%	19%
10/1/21 to 9/30/22	22.06	0.11	—	(4.77)	(4.66)	(0.32)	(1.51)	(1.83)	— (7)	(6.49)	15.57	(23.48) (11)	235,079	0.93	1.23	0.59	27
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32
10/1/19 to 9/30/20	16.03	0.11	—	1.74	1.85	(0.15)	(0.40)	(0.55)	—	1.30	17.33	11.71	204,320	0.93	1.13	0.68	28
10/1/18 to 9/30/19	15.31	0.15	—	1.11	1.26	(0.18)	(0.36)	(0.54)	—	0.72	16.03	9.12	152,496	0.94	1.18	1.04	33

Global Allocation Fund
Class A
10/1/22 to 9/30/23	$ 9.03	0.22	0.40	0.23	0.85	(0.01)	(0.47)	(0.48)	—	0.37	$ 9.40	9.49%	$ 34,586	0.52%	1.30%	2.33%	55%
10/1/21 to 9/30/22	11.99	0.10	0.74	(2.75)	(1.91)	(0.22)	(0.83)	(1.05)	—	(2.96)	9.03	(17.65)	36,036	0.52	1.26	0.91	88
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (7)	0.88	11.99	15.16 (11)	49,743	0.56 (8)	1.22	1.19	168
10/1/19 to 9/30/20	11.05	0.13	—	0.94	1.07	(0.12)	(0.89)	(1.01)	—	0.06	11.11	10.21	46,506	0.52	1.14	1.18	141
10/1/18 to 9/30/19	11.47	0.21	—	0.06	0.27	(0.25)	(0.44)	(0.69)	—	(0.42)	11.05 (12)	3.05 (12)	49,259	0.61	1.14	1.95	29
Class C
10/1/22 to 9/30/23	$ 9.46	0.17	0.41	0.22	0.80	—	(0.47)	(0.47)	—	0.33	$ 9.79	8.55%	$ 1,866	1.27%	2.05%	1.68%	55%
10/1/21 to 9/30/22	12.50	0.06	0.74	(2.88)	(2.08)	(0.13)	(0.83)	(0.96)	—	(3.04)	9.46	(18.21)	2,136	1.27	2.03	0.53	88
10/1/20 to 9/30/21	11.47	0.07	0.21	1.32	1.60	(0.04)	(0.53)	(0.57)	— (7)	1.03	12.50	14.29 (11)	2,558	1.31 (8)	1.94	0.59	168
10/1/19 to 9/30/20	11.37	0.06	—	0.95	1.01	(0.02)	(0.89)	(0.91)	—	0.10	11.47	9.28	3,549	1.27	1.83	0.55	141
10/1/18 to 9/30/19	11.67	0.13	—	0.08	0.21	(0.07)	(0.44)	(0.51)	—	(0.30)	11.37 (12)	2.29 (12)	6,393	1.34	1.91	1.14	29
Class P
10/1/22 to 9/30/23	$ 8.87	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	$ 9.24	9.71%	$ 1,580	0.32%	1.04%	2.68%	55%
10/1/21 to 9/30/22	11.79	0.24	0.70	(2.79)	(1.85)	(0.24)	(0.83)	(1.07)	—	(2.92)	8.87	(17.46)	2,270	0.32	1.00	2.21	88
10/1/20 to 9/30/21	10.96	0.16	0.16	1.30	1.62	(0.26)	(0.53)	(0.79)	— (7)	0.83	11.79	15.30 (11)	6,536	0.36 (8)	1.03	1.38	168
10/1/19 to 9/30/20	10.94	0.17	—	0.90	1.07	(0.16)	(0.89)	(1.05)	—	0.02	10.96	10.39	5,371	0.32	0.90	1.63	141
10/1/18 to 9/30/19	11.38	0.18	—	0.12	0.30	(0.30)	(0.44)	(0.74)	—	(0.44)	10.94 (12)	3.30 (12)	6,173	0.37	0.91	1.68	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Global Allocation Fund (Continued)
Institutional Class
10/1/22 to 9/30/23	$ 8.95	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	$ 9.32	9.64%	$ 5,327	0.29%	1.05%	2.64%	55%
10/1/21 to 9/30/22	11.89	0.36	0.72	(2.95)	(1.87)	(0.24)	(0.83)	(1.07)	—	(2.94)	8.95	(17.42)	6,085	0.29	1.01	3.29	88
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (7)	0.84	11.89	15.46 (11)	10,820	0.31 (8)	0.86	1.43	168
10/1/19 to 9/30/20	11.02	0.14	—	0.94	1.08	(0.16)	(0.89)	(1.05)	—	0.03	11.05	10.40	9,609	0.29	0.88	1.28	141
10/1/18 to 9/30/19	11.45	0.24	—	0.06	0.30	(0.29)	(0.44)	(0.73)	—	(0.43)	11.02 (12)	3.34 (12)	6,026	0.36	0.89	2.25	29
Class R6
10/1/22 to 9/30/23	$ 8.70	0.24	0.38	0.21	0.83	(0.01)	(0.47)	(0.48)	—	0.35	$ 9.05	9.71%	$ 157,400	0.22%	0.96%	2.55%	55%
10/1/21 to 9/30/22	11.59	0.12	0.71	(2.64)	(1.81)	(0.25)	(0.83)	(1.08)	—	(2.89)	8.70	(17.37)	175,564	0.22	0.93	1.19	88
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (7)	0.80	11.59	15.46 (11)	216,700	0.26 (8)	0.91	1.50	168
10/1/19 to 9/30/20	10.78	0.16	—	0.92	1.08	(0.18)	(0.89)	(1.07)	—	0.01	10.79	10.57	191,750	0.22	0.83	1.52	141
10/1/18 to 9/30/19	11.23	0.23	—	0.06	0.29	(0.30)	(0.44)	(0.74)	—	(0.45)	10.78 (12)	3.34 (12)	249,269	0.28	0.82	2.23	29
Administrative Class
10/1/22 to 9/30/23	$ 9.38	0.22	0.41	0.26	0.89	(0.01)	(0.47)	(0.48)	—	0.41	$ 9.79	9.56%	$ 104	0.47%	1.25%	2.22%	55%
10/1/21 to 9/30/22	12.42	0.11	0.54	(2.63)	(1.98)	(0.23)	(0.83)	(1.06)	—	(3.04)	9.38	(17.61)	112	0.47	0.59	1.02	88
10/1/20 to 9/30/21	11.46	0.33	0.16	1.37	1.86	(0.37)	(0.53)	(0.90)	— (7)	0.96	12.42	16.73 (11)	42	0.47 (8)	2.34	2.68	168
10/1/19 to 9/30/20	11.38	0.13	—	0.98	1.11	(0.14)	(0.89)	(1.03)	—	0.08	11.46	10.24	27	0.47	1.08	1.17	141
10/1/18 to 9/30/19	11.77	0.22	—	0.08	0.30	(0.25)	(0.44)	(0.69)	—	(0.39)	11.38 (12)	3.17 (12)	23	0.53	1.07	1.97	29

International Small-Cap Fund
Class A
10/1/22 to 9/30/23	$22.77	0.96	—	4.42	5.38	(0.28)	—	(0.28)	—	5.10	$27.87	23.74%	$ 3,167	1.27% (13)	1.83%	3.60%	70%
10/1/21 to 9/30/22	41.91	0.48	—	(12.74)	(12.26)	(0.86)	(6.06)	(6.92)	0.04	(19.14)	22.77	(34.75) (11)	2,845	1.25	1.78	1.53	131
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
10/1/19 to 9/30/20	32.15	0.15	—	2.54	2.69	(0.48)	—	(0.48)	—	2.21	34.36	8.37	3,619	1.25	1.75	0.47	60
10/1/18 to 9/30/19	43.09	0.34	—	(6.28)	(5.94)	(0.10)	(4.90)	(5.00)	—	(10.94)	32.15	(12.05)	4,826	1.25	1.94	1.05	55
Class C
10/1/22 to 9/30/23	$21.97	0.73	—	4.28	5.01	—	—	—	—	5.01	$26.98	22.80%	$ 157	2.02% (13)	2.63%	2.83%	70%
10/1/21 to 9/30/22	40.12	0.20	—	(12.28)	(12.08)	(0.05)	(6.06)	(6.11)	0.04	(18.15)	21.97	(35.24) (11)	166	2.00	2.49	0.66	131
10/1/20 to 9/30/21	33.00	(0.24)	—	7.60	7.36	(0.11)	(0.13)	(0.24)	—	7.12	40.12	22.36	373	2.00	2.47	(0.62)	51
10/1/19 to 9/30/20	30.72	(0.08)	—	2.40	2.32	(0.04)	—	(0.04)	—	2.28	33.00	7.56	722	2.00	2.49	(0.27)	60
10/1/18 to 9/30/19	41.63	0.05	—	(6.06)	(6.01)	—	(4.90)	(4.90)	—	(10.91)	30.72	(12.75)	963	2.04	2.59	0.16	55
Class P
10/1/22 to 9/30/23	$22.68	0.92	—	4.49	5.41	(0.30)	—	(0.30)	—	5.11	$27.79	24.00%	$ 4,009	1.12% (13)	1.52%	3.48%	70%
10/1/21 to 9/30/22	41.77	0.47	—	(12.63)	(12.16)	(0.91)	(6.06)	(6.97)	0.04	(19.09)	22.68	(34.67) (11)	4,965	1.10	1.36	1.48	131
10/1/20 to 9/30/21	34.20	0.27	—	7.72	7.99	(0.29)	(0.13)	(0.42)	—	7.57	41.77	23.45	10,911	1.10	1.53	0.65	51
10/1/19 to 9/30/20	31.91	0.17	—	2.56	2.73	(0.44)	—	(0.44)	—	2.29	34.20	8.55	10,751	1.10	1.49	0.53	60
10/1/18 to 9/30/19	43.06	0.33	—	(6.25)	(5.92)	(0.33)	(4.90)	(5.23)	—	(11.15)	31.91	(11.92)	19,740	1.10	1.58	1.01	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
International Small-Cap Fund (Continued)
Institutional Class
10/1/22 to 9/30/23	$23.66	1.07	—	4.58	5.65	(0.33)	—	(0.33)	—	5.32	$28.98	24.01%	$ 14,596	1.06% (13)	1.55%	3.84%	70%
10/1/21 to 9/30/22	43.24	0.56	—	(13.22)	(12.66)	(0.90)	(6.06)	(6.96)	0.04	(19.58)	23.66	(34.62) (11)	17,202	1.04	1.47	1.73	131
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
10/1/19 to 9/30/20	33.21	0.23	—	2.63	2.86	(0.58)	—	(0.58)	—	2.28	35.49	8.61	31,942	1.04	1.51	0.69	60
10/1/18 to 9/30/19	44.65	0.47	—	(6.58)	(6.11)	(0.43)	(4.90)	(5.33)	—	(11.44)	33.21	(11.88)	40,477	1.04	1.61	1.39	55
Class R6
10/1/22 to 9/30/23	$23.36	1.06	—	4.54	5.60	(0.32)	—	(0.32)	—	5.28	$28.64	24.11%	$ 12,172	1.01% (13)	1.45%	3.88%	70%
10/1/21 to 9/30/22	42.86	0.59	—	(13.08)	(12.49)	(0.99)	(6.06)	(7.05)	0.04	(19.50)	23.36	(34.60) (11)	18,866	1.00	1.37	1.86	131
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51
10/1/19 to 9/30/20	33.03	0.26	—	2.59	2.85	(0.71)	—	(0.71)	—	2.14	35.17	8.63	29,889	1.00	1.43	0.80	60
10/1/18 to 9/30/19	44.64	0.48	—	(6.59)	(6.11)	(0.60)	(4.90)	(5.50)	—	(11.61)	33.03	(11.82)	28,630	1.00	1.49	1.44	55

Newfleet Short Duration High Income Fund
Class A
10/1/22 to 9/30/23	$12.84	0.85	—	0.49	1.34	(0.81)	—	(0.81)	—	0.53	$13.37	10.70%	$ 110,220	0.87%	1.01%	6.43%	43%
10/1/21 to 9/30/22	14.59	0.64	—	(1.63)	(0.99)	(0.76)	—	(0.76)	—	(1.75)	12.84	(7.05)	114,099	0.86	0.98	4.59	56
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
10/1/19 to 9/30/20	14.62	0.58	—	(0.54)	0.04	(0.67)	—	(0.67)	—	(0.63)	13.99	0.37	136,690	0.86	0.87	4.13	81
10/1/18 to 9/30/19	14.93	0.51	—	(0.11)	0.40	(0.71)	—	(0.71)	—	(0.31)	14.62	2.85	136,086	0.88	0.88	3.52	47
Class C
10/1/22 to 9/30/23	$12.88	0.82	—	0.48	1.30	(0.77)	—	(0.77)	—	0.53	$13.41	10.37%	$ 49,229	1.12%	1.28%	6.17%	43%
10/1/21 to 9/30/22	14.63	0.61	—	(1.63)	(1.02)	(0.73)	—	(0.73)	—	(1.75)	12.88	(7.27)	58,284	1.11	1.24	4.34	56
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
10/1/19 to 9/30/20	14.61	0.54	—	(0.54)	—	(0.63)	—	(0.63)	—	(0.63)	13.98	0.12	90,863	1.12	1.13	3.86	81
10/1/18 to 9/30/19	14.90	0.47	—	(0.10)	0.37	(0.66)	—	(0.66)	—	(0.29)	14.61	2.58	117,058	1.14	1.14	3.25	47
Class P
10/1/22 to 9/30/23	$12.77	0.88	—	0.48	1.36	(0.84)	—	(0.84)	—	0.52	$13.29	10.92%	$ 162,838	0.66%	0.79%	6.65%	43%
10/1/21 to 9/30/22	14.52	0.66	—	(1.62)	(0.96)	(0.79)	—	(0.79)	—	(1.75)	12.77	(6.90)	140,949	0.65 (6)(14)	0.65	4.72	56
10/1/20 to 9/30/21	13.90	0.65	—	0.83	1.48	(0.86)	—	(0.86)	—	0.62	14.52	10.81	247,819	0.65	0.76	4.45	69
10/1/19 to 9/30/20	14.51	0.59	—	(0.51)	0.08	(0.69)	—	(0.69)	—	(0.61)	13.90	0.69	264,908	0.63	0.67	4.16	81
10/1/18 to 9/30/19	14.88	0.53	—	(0.10)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.51	3.05	501,138	0.65	0.65	3.70	47
Institutional Class
10/1/22 to 9/30/23	$12.73	0.88	—	0.47	1.35	(0.84)	—	(0.84)	—	0.51	$13.24	10.93%	$ 238,135	0.61%	0.78%	6.69%	43%
10/1/21 to 9/30/22	14.47	0.67	—	(1.61)	(0.94)	(0.80)	—	(0.80)	—	(1.74)	12.73	(6.78)	231,407	0.60	0.76	4.86	56
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
10/1/19 to 9/30/20	14.52	0.61	—	(0.54)	0.07	(0.70)	—	(0.70)	—	(0.63)	13.89	0.63	285,572	0.61	0.64	4.35	81
10/1/18 to 9/30/19	14.89	0.54	—	(0.11)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.52	3.06	388,672	0.63	0.63	3.74	47
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Short Duration High Income Fund (Continued)
Class R6
10/1/22 to 9/30/23	$12.74	0.89	—	0.47	1.36	(0.85)	—	(0.85)	—	0.51	$13.25	11.00%	$ 12,953	0.56%	0.69%	6.75%	43%
10/1/21 to 9/30/22	14.48	0.68	—	(1.61)	(0.93)	(0.81)	—	(0.81)	—	(1.74)	12.74	(6.74)	10,501	0.55	0.66	4.87	56
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69
10/1/19 to 9/30/20	14.52	0.62	—	(0.54)	0.08	(0.71)	—	(0.71)	—	(0.63)	13.89	0.70	33,741	0.55	0.56	4.49	81
10/1/18 to 9/30/19	14.89	0.56	—	(0.11)	0.45	(0.82)	—	(0.82)	—	(0.37)	14.52	3.20	39,234	0.57	0.57	3.89	47

NFJ Emerging Markets Value Fund
Class A
10/1/22 to 9/30/23	$13.47	0.16	—	2.32	2.48	(0.36)	—	(0.36)	—	2.12	$15.59	18.52%	$ 6,606	1.14%	1.71%	1.03%	92%
10/1/21 to 9/30/22	20.11	0.09	—	(6.70)	(6.61)	(0.03)	—	(0.03)	—	(6.64)	13.47	(32.92)	8,246	1.15	1.53	0.52	83
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
10/1/19 to 9/30/20	15.55	0.15	—	2.58	2.73	(0.19)	—	(0.19)	—	2.54	18.09	17.63	14,907	1.14	1.64	0.89	105
10/1/18 to 9/30/19	16.18	0.42	—	(0.68)	(0.26)	(0.37)	—	(0.37)	—	(0.63)	15.55	(1.68)	14,395	1.15	1.65	2.69	101
Class C
10/1/22 to 9/30/23	$13.40	0.05	—	2.29	2.34	(0.26)	—	(0.26)	—	2.08	$15.48	17.57%	$ 463	1.89%	2.44%	0.35%	92%
10/1/21 to 9/30/22	20.12	(0.05)	—	(6.67)	(6.72)	—	—	—	—	(6.72)	13.40	(33.40)	476	1.90	2.24	(0.25)	83
10/1/20 to 9/30/21	18.07	(0.11)	—	2.17	2.06	(0.01)	—	(0.01)	—	2.05	20.12	11.40	914	1.89	2.25	(0.51)	56
10/1/19 to 9/30/20	15.56	0.03	—	2.57	2.60	(0.09)	—	(0.09)	—	2.51	18.07	16.75	1,016	1.89	2.37	0.16	105
10/1/18 to 9/30/19	16.23	0.35	—	(0.73)	(0.38)	(0.29)	—	(0.29)	—	(0.67)	15.56	(2.38)	1,006	1.90	2.40	2.24	101
Class P
10/1/22 to 9/30/23	$13.38	0.17	—	2.32	2.49	(0.30)	—	(0.30)	—	2.19	$15.57	18.73%	$ 2,786	0.99%	1.45%	1.07%	92%
10/1/21 to 9/30/22	19.99	0.14	—	(6.69)	(6.55)	(0.06)	—	(0.06)	—	(6.61)	13.38	(32.84)	11,220	1.00	1.46	0.83	83
10/1/20 to 9/30/21	18.05	0.09	—	2.15	2.24	(0.30)	—	(0.30)	—	1.94	19.99	12.40	10,449	0.99 (8)	1.47	0.44	56
10/1/19 to 9/30/20	15.53	0.22	—	2.53	2.75	(0.23)	—	(0.23)	—	2.52	18.05	17.85	7,192	0.99	1.27	1.33	105
10/1/18 to 9/30/19	16.16	0.45	—	(0.69)	(0.24)	(0.39)	—	(0.39)	—	(0.63)	15.53	(1.53)	2,022	0.99	1.32	2.90	101
Institutional Class
10/1/22 to 9/30/23	$13.39	0.19	—	2.31	2.50	(0.40)	—	(0.40)	—	2.10	$15.49	18.78%	$ 30,855	0.89%	1.40%	1.27%	92%
10/1/21 to 9/30/22	19.98	0.13	—	(6.65)	(6.52)	(0.07)	—	(0.07)	—	(6.59)	13.39	(32.75)	44,679	0.89	1.24	0.75	83
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56
10/1/19 to 9/30/20	15.48	0.19	—	2.57	2.76	(0.23)	—	(0.23)	—	2.53	18.01	17.95	115,817	0.89	1.34	1.18	105
10/1/18 to 9/30/19	16.29	0.49	—	(0.73)	(0.24)	(0.57)	—	(0.57)	—	(0.81)	15.48	(1.45)	90,711	0.90	1.37	3.13	101
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

NFJ Global Sustainability Fund
Class A
10/1/22 to 9/30/23	$15.37	0.09	—	3.06	3.15	(0.25)	(3.69)	(3.94)	—	(0.79)	$14.58	22.38%	$ 7,776	0.94%	1.45%	0.58%	114%
10/1/21 to 9/30/22	25.50	0.18	—	(5.11)	(4.93)	(0.15)	(5.06)	(5.21)	0.01	(10.13)	15.37	(25.53) (11)	3,451	0.94	1.42	0.85	70
10/1/20 to 9/30/21	21.06	0.13	—	4.97	5.10	(0.16)	(0.50)	(0.66)	—	4.44	25.50	24.61	5,305	0.94	1.37	0.54	30
10/1/19 to 9/30/20	18.27	0.11	—	3.03	3.14	(0.02)	(0.33)	(0.35)	—	2.79	21.06	17.35	2,350	0.98	1.44	0.58	31
10/1/18 to 9/30/19	19.46	0.14	—	0.04	0.18	(0.30)	(1.07)	(1.37)	—	(1.19)	18.27	2.43	1,444	1.09	1.84	0.77	49
Class P
10/1/22 to 9/30/23	$15.63	0.12	—	3.12	3.24	(0.24)	(3.69)	(3.93)	—	(0.69)	$14.94	22.61%	$ 2,153	0.79%	1.21%	0.75%	114%
10/1/21 to 9/30/22	25.72	0.20	—	(5.20)	(5.00)	(0.04)	(5.06)	(5.10)	0.01	(10.09)	15.63	(25.44) (11)	2,689	0.79	0.98	0.94	70
10/1/20 to 9/30/21	21.22	0.10	—	5.07	5.17	(0.17)	(0.50)	(0.67)	—	4.50	25.72	24.78	5,336	0.79	1.17	0.44	30
10/1/19 to 9/30/20	18.39	0.14	—	3.05	3.19	(0.03)	(0.33)	(0.36)	—	2.83	21.22	17.52	28,372	0.84	1.13	0.74	31
10/1/18 to 9/30/19	19.68	0.21	—	(0.02)	0.19	(0.41)	(1.07)	(1.48)	—	(1.29)	18.39	2.56	21,582	0.94	1.65	1.17	49
Institutional Class
10/1/22 to 9/30/23	$15.96	0.14	—	3.19	3.33	(0.21)	(3.69)	(3.90)	—	(0.57)	$15.39	22.74%	$ 43,628	0.69%	1.11%	0.85%	114%
10/1/21 to 9/30/22	26.28	0.24	—	(5.33)	(5.09)	(0.18)	(5.06)	(5.24)	0.01	(10.32)	15.96	(25.39) (11)	74,848	0.69	1.06	1.11	70
10/1/20 to 9/30/21	21.64	0.18	—	5.13	5.31	(0.17)	(0.50)	(0.67)	—	4.64	26.28	24.95	114,884	0.69	1.09	0.72	30
10/1/19 to 9/30/20	18.75	0.17	—	3.10	3.27	(0.05)	(0.33)	(0.38)	—	2.89	21.64	17.59	132,073	0.74	1.03	0.88	31
10/1/18 to 9/30/19	19.72	0.19	—	0.06	0.25	(0.15)	(1.07)	(1.22)	—	(0.97)	18.75	2.63	2,072	0.84	1.66	1.05	49

Seix High Yield Income Fund
Class A
10/1/22 to 9/30/23	$ 7.15	0.43	—	0.58	1.01	(0.41)	—	(0.41)	— (7)	0.60	$ 7.75	14.27% (11)	$ 12,680	1.14% (15)	1.37%	5.57%	83%
10/1/21 to 9/30/22	8.97	0.37	—	(1.78)	(1.41)	(0.41)	—	(0.41)	—	(1.82)	7.15	(16.24)	12,984	1.13	1.33	4.41	51
10/1/20 to 9/30/21	8.39	0.43	—	0.58	1.01	(0.43)	—	(0.43)	—	0.58	8.97	12.20	20,763	1.13 (6)	1.14	4.93	153
10/1/19 to 9/30/20	8.91	0.42	—	(0.50)	(0.08)	(0.44)	—	(0.44)	—	(0.52)	8.39	(0.82)	20,251	1.12	1.12	4.96	143
10/1/18 to 9/30/19	8.91	0.43	—	0.01	0.44	(0.44)	—	(0.44)	—	—	8.91	5.18	26,937	1.07	1.07	4.98	70
Class C
10/1/22 to 9/30/23	$ 7.14	0.37	—	0.59	0.96	(0.35)	—	(0.35)	— (7)	0.61	$ 7.75	13.56% (11)	$ 668	1.82% (15)	2.00%	4.84%	83%
10/1/21 to 9/30/22	8.95	0.31	—	(1.77)	(1.46)	(0.35)	—	(0.35)	—	(1.81)	7.14	(16.76)	1,195	1.82	1.88	3.72	51
10/1/20 to 9/30/21	8.38	0.37	—	0.56	0.93	(0.36)	—	(0.36)	—	0.57	8.95	11.32	2,255	1.86 (6)	1.89	4.21	153
10/1/19 to 9/30/20	8.89	0.36	—	(0.49)	(0.13)	(0.38)	—	(0.38)	—	(0.51)	8.38	(1.41)	3,880	1.81	1.81	4.26	143
10/1/18 to 9/30/19	8.90	0.37	—	—	0.37	(0.38)	—	(0.38)	—	(0.01)	8.89	4.33	4,880	1.76	1.76	4.28	70
Class P
10/1/22 to 9/30/23	$ 6.79	0.44	—	0.55	0.99	(0.44)	—	(0.44)	— (7)	0.55	$ 7.34	14.76% (11)	$ 3,587	0.84% (15)	1.09%	5.94%	83%
10/1/21 to 9/30/22	8.54	0.37	—	(1.69)	(1.32)	(0.43)	—	(0.43)	—	(1.75)	6.79	(15.97)	1,561	0.81	0.90	4.73	51
10/1/20 to 9/30/21	8.01	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.54	12.47	4,196	0.85	0.95	5.20	153
10/1/19 to 9/30/20	8.53	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.01	(0.46)	10,113	0.80	0.80	5.28	143
10/1/18 to 9/30/19	8.55	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.53	5.56	12,128	0.73	0.73	5.31	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Yield Income Fund (Continued)
Institutional
10/1/22 to 9/30/23	$ 6.81	0.43	—	0.55	0.98	(0.43)	—	(0.43)	— (7)	0.55	$ 7.36	14.65% (11)	$ 14,997	0.85% (15)	1.10%	5.85%	83%
10/1/21 to 9/30/22	8.57	0.37	—	(1.70)	(1.33)	(0.43)	—	(0.43)	—	(1.76)	6.81	(16.02)	16,713	0.84	0.99	4.66	51
10/1/20 to 9/30/21	8.04	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.57	12.43	42,666	0.87	0.88	5.19	153
10/1/19 to 9/30/20	8.56	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.04	(0.50)	51,920	0.83	0.83	5.22	143
10/1/18 to 9/30/19	8.58	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.56	5.48	77,365	0.79	0.79	5.25	70
Administrative Class
10/1/22 to 9/30/23	$ 6.76	0.41	—	0.56	0.97	(0.42)	—	(0.42)	— (7)	0.55	$ 7.31	14.57% (11)	$ 123	1.02% (15)	1.30%	5.69%	83%
10/1/21 to 9/30/22	8.52	0.35	—	(1.68)	(1.33)	(0.43)	—	(0.43)	—	(1.76)	6.76	(16.19)	114	1.01 (6)(14)	0.88	4.47	51
10/1/20 to 9/30/21	8.02	0.74	—	0.40	1.14	(0.64)	—	(0.64)	—	0.50	8.52	14.60	111	1.00	2.16	8.73	153
10/1/19 to 9/30/20	8.54	0.42	—	(0.48)	(0.06)	(0.46)	—	(0.46)	—	(0.52)	8.02	(0.63)	26	1.00	1.00	5.14	143
10/1/18 to 9/30/19	8.44	0.43	—	0.03	0.46	(0.36)	—	(0.36)	—	0.10	8.54	5.60	24	0.94	0.94	5.10	70

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(7)	Amount is less than $0.005 per share.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Payment from affiliate had no impact on total return.
(12)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(13)	Includes interest expense on borrowings.
(14)	The share class is currently under its expense limitation.
(15)	Inclusive of excise tax expense of 0.02% for the year ended September 30, 2023.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2023
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 8 funds (each a “Fund” or collectively, the “Funds”), each reported in this annual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Water Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Convertible Fund and Global Allocation Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 Shares, and Administrative Class shares. The Duff & Phelps Water Fund and NFJ Emerging Markets Value Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares. The International Small-Cap Fund and Newfleet Short Duration High Income Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The NFJ Global Sustainability Fund offers Class A shares, Class P shares, and Institutional Class shares. The Seix High Yield Income Fund offers Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares.
Class A shares of Newfleet Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of Seix High Yield Income Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of all other Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Newfleet Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Convertible Fund, Global Allocation Fund, International Small-Cap Fund and Seix High Yield Income Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1	–	quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3	–	prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
M.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of September 30, 2023, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the year ended September 30, 2023, the Global Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the year ended September 30, 2023, none of the Funds entered into forward foreign currency exchange contracts.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the year ended September 30, 2023, the Global Allocation Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at September 30, 2023:

Statement Line Description	Primary Risk	Global Allocation Fund
Asset Derivatives
Variation margin payable on swap contracts(1)	Credit contracts	$ 31
Variation margin payable on futures contracts(1)	Equity contracts	184
Variation margin payable on futures contracts(1)	Foreign currency contracts	68
Variation margin payable on futures contracts(1)	Interest rate contracts	174
Total Assets		$ 457
Liability Derivatives
Variation margin payable on futures contracts(1)	Equity contracts	$(1,836)
Variation margin payable on futures contracts(1)	Foreign currency contracts	(14)
Variation margin payable on futures contracts(1)	Interest rate contracts	(441)
Total Liabilities		$(2,291)

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded swap contracts.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the year ended September 30, 2023:
Statement Line Description	Primary Risk	Global Allocation Fund
Net Realized Gain (Loss) from
Swaps	Credit contracts	$ 18
Futures	Equity contracts	6,828
Futures	Foreign currency contracts	(1,235)
Futures	Interest rate contracts	(1,091)
Total		$ 4,520
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Equity contracts	$ (656)
Swaps	Credit contracts	(131)
Futures	Foreign currency contracts	(67)
Futures	Interest rate contracts	91
Total		$ (763)

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended September 30, 2023.
Global Allocation Fund
Futures Contracts - Long Positions(1)	$ (710)
Futures Contracts - Short Positions(1)	275
Credit Default Swap Contracts - Buy Protection(2)	(4,393)
Credit Default Swap Contracts - Sell Protection(2)	2,096
(1) Average unrealized for the period.
(2) Notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Global Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of September 30, 2023:

At September 30, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	Global Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ 54
Centrally cleared swaps	—	3
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 57
Derivatives not subject to a MNA or similar agreement	—	(57)
Total assets and liabilities subject to a MNA	$—	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Convertible Fund	0.57%
Duff & Phelps Water Fund	0.95
Global Allocation Fund	0.70
International Small-Cap Fund	1.00
Newfleet Short Duration High Income Fund	0.48
NFJ Emerging Markets Value Fund	0.85
NFJ Global Sustainability Fund	0.80
Seix High Yield Income Fund	0.48
During the year ended September 30, 2023, the Global Allocation Fund invested a portion of its assets in NFJ Global Sustainability Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the NFJ Global Sustainability Fund. For the year ended September 30, 2023,

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
the waiver amounted to $397 for the Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Convertible Fund	Voya IM(1)
Duff & Phelps Water Fund	Duff & Phelps(2)
Global Allocation Fund	N/A
International Small-Cap Fund	N/A
Newfleet Short Duration High Income Fund	Newfleet (3)
NFJ Emerging Markets Value Fund	NFJ (4)
NFJ Global Sustainability Fund	NFJ (4)
Seix High Yield Income Fund	Seix (5)
(1)	Voya Investment Management Co. LLC (“Voya IM”).
(2)	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
Convertible Fund	0.96%	1.73%	0.71%	0.71%	0.62%	0.93%
Duff & Phelps Water Fund	1.22	1.97	0.94	0.93	N/A	N/A
Global Allocation Fund	0.52	1.27	0.32	0.29	0.22	0.47
International Small-Cap Fund	1.25	2.00	1.10	1.04	1.00	N/A
Newfleet Short Duration High Income Fund	0.86	1.11	0.65	0.60	0.55	N/A
NFJ Emerging Markets Value Fund	1.14	1.89	0.99	0.89	N/A	N/A
NFJ Global Sustainability Fund	0.94	N/A	0.79	0.69	N/A	N/A
Seix High Yield Income Fund	1.12	1.81	0.80	0.83	N/A	1.00
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2024	2025	2026	Total
Convertible Fund
Class A	$ 302	$ 436	$ 311	$ 1,049
Class C	72	101	88	261
Class P	844	704	418	1,966
Institutional Class	1,161	1,580	1,328	4,069
Class R6	—	— (1)	— (1)	— (1)
Administrative Class	14	51	12	77

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Expiration
Fund	2024	2025	2026	Total
Duff & Phelps Water Fund
Class A	$ 571	$ 685	$ 584	$1,840
Class C	157	148	111	416
Class P	921	707	428	2,056
Institutional Class	756	985	774	2,515
Global Allocation Fund
Class A	193	225	226	644
Class C	11	12	13	36
Class P	24	20	11	55
Institutional Class	29	42	34	105
Class R6	840	948	1,051	2,839
Administrative Class	— (1)	— (1)	1	1
International Small-Cap Fund
Class A	23	21	18	62
Class C	3	1	1	5
Class P	54	24	18	96
Institutional Class	178	98	94	370
Class R6	148	103	84	335
Newfleet Short Duration High Income Fund
Class A	105	158	156	419
Class C	80	88	87	255
Class P	230	199	206	635
Institutional Class	289	439	389	1,117
Class R6	21	19	9	49
NFJ Emerging Markets Value Fund
Class A	62	49	42	153
Class C	4	3	3	10
Class P	47	54	36	137
Institutional Class	491	328	194	1,013
NFJ Global Sustainability Fund
Class A	18	24	26	68
Class P	70	14	10	94
Institutional Class	528	391	228	1,147
Seix High Yield Income Fund
Class A	1	34	31	66
Class C	1	2	2	5
Class P	3	6	5	14
Institutional	1	49	41	91
Administrative Class	1	— (1)	— (1)	1
(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2023, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Administrative Class
Global Allocation Fund	$— (1)
Seix High Yield Income Fund	— (1)
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2023, it retained net commissions of $47 for Class A shares and CDSC of $9 and $12 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.50% for Newfleet Short Duration High Income Fund and 0.90% for Seix High Yield Income Bond Fund). Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2023, the Funds incurred administration fees totaling $3,033 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2023, the Funds incurred transfer agent fees totaling $1,358 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliates
The Seix High Yield Income Fund was reimbursed $3 by the Adviser for losses incurred due to a valuation error during the year ended September 30, 2023.
H.	Affiliated Shareholders
At September 30, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
NFJ Global Sustainability Fund
Institutional Class	2,595,928	$39,951
I.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Global Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the year ended September 30, 2023, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Mutual Funds—22.8%
Virtus Duff & Phelps Water Fund Institutional Shares(3)	$ —	$ 6,989	$ 683	$ 7	$ (279)	$ 6,034	350,002	$ 50	$ —
Virtus NFJ Global Sustainability Fund Institutional Shares(3)	69,100	10,082	41,192	(8,167)	10,053	39,876	2,591,042	564	9,519
	$69,100	$17,071	$41,875	$(8,160)	$ 9,774	$45,910		$614	$9,519

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Exchange-Traded Fund—2.1%
Virtus Duff & Phelps Clean Energy ETF(3)	$ —	$ 4,512	$ —	$ —	$ (342)	$ 4,170	244,000	$ —	$ —
Total	$69,100	$21,583	$41,875	$(8,160)	$ 9,432	$50,080		$614	$9,519
A summary of the Seix High Yield Income Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(4) during the year ended September 30, 2023, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Income Fund
Affiliated Exchange-Traded Fund—3.7%
Virtus Seix Senior Loan ETF(3)	$—	$1,175	$—	$—	$(1)	$1,174	49,157	$—	$—
Total	$—	$1,175	$—	$—	$(1)	$1,174		$—	$—
Footnote Legend:
(1)	The Global Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2023, the Fund was the owner of record of 74% of the NFJ Global Sustainability Fund Institutional Class, 61% of the Duff & Phelps Clean Energy ETF and less than 10% of Duff & Phelps Water Fund Institutional shares.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Seix High Yield Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2023, the Fund was the owner of record of less than 10% of the affiliated underlying fund.
J.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2023.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Convertible Fund	$2,008,272	$2,218,006
Duff & Phelps Water Fund	123,452	238,108
Global Allocation Fund	101,956	114,163
International Small-Cap Fund	30,690	47,850
Newfleet Short Duration High Income Fund	233,976	222,106
NFJ Emerging Markets Value Fund	47,737	75,157
NFJ Global Sustainability Fund	69,414	109,471
Seix High Yield Income Fund	26,120	28,863
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2023, were as follows:
	Purchases	Sales
Global Allocation Fund	$ 3,722	$8,198
Newfleet Short Duration High Income Fund	10,942	4,905
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Convertible Fund				Duff & Phelps Water Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,003	$ 31,453	2,508	$ 94,383	790	$ 14,612	2,518	$ 51,372
Reinvestment of distributions	117	3,647	1,675	62,135	44	786	844	18,705
Shares repurchased	(2,597)	(81,761)	(5,033)	(178,926)	(2,462)	(45,405)	(3,049)	(58,542)
Net Increase / (Decrease)	(1,477)	$ (46,661)	(850)	$ (22,408)	(1,628)	$ (30,007)	313	$ 11,535
Class C
Shares sold	361	$ 11,476	497	$ 18,503	97	$ 1,682	383	$ 7,729
Reinvestment of distributions	22	684	491	18,549	—	—	228	4,782
Shares repurchased	(762)	(24,294)	(1,170)	(42,300)	(678)	(11,580)	(1,081)	(19,559)
Net Increase / (Decrease)	(379)	$ (12,134)	(182)	$ (5,248)	(581)	$ (9,898)	(470)	$ (7,048)
Class P
Shares sold	4,047	$ 122,063	6,451	$ 233,386	707	$ 13,008	2,554	$ 53,134
Reinvestment of distributions	203	6,057	3,020	107,525	17	305	728	16,200
Shares repurchased	(5,192)	(157,045)	(15,769)	(565,277)	(3,100)	(56,423)	(8,710)	(171,279)
Net Increase / (Decrease)	(942)	$ (28,925)	(6,298)	$ (224,366)	(2,376)	$ (43,110)	(5,428)	$ (101,945)
Institutional Class
Shares sold	6,215	$ 191,619	15,085	$ 563,211	1,802	$ 32,417	7,140	$ 148,120
Reinvestment of distributions	590	17,877	8,448	305,429	109	1,923	1,441	31,231
Shares repurchased	(10,369)	(318,081)	(28,613)	(971,187)	(4,190)	(74,751)	(8,224)	(150,115)
Net Increase / (Decrease)	(3,564)	$ (108,585)	(5,080)	$ (102,547)	(2,279)	$ (40,411)	357	$ 29,236

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Convertible Fund				Duff & Phelps Water Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6(3)
Shares sold	5	$ 143	3	$ 100	—	$ —	—	$ —
Reinvestment of distributions	— (1)	2	—	—	—	—	—	—
Shares repurchased	(—) (1)	(5)	—	—	—	—	—	—
Net Increase / (Decrease)	5	$ 140	3	$ 100	—	$ —	—	$ —
Administrative Class
Shares sold	26	$ 805	151	$ 5,789	—	$ —	—	$ —
Reinvestment of distributions	3	100	128	4,687	—	—	—	—
Shares repurchased	(373)	(11,385)	(323)	(11,083)	—	—	—	—
Net Increase / (Decrease)	(344)	$ (10,480)	(44)	$ (607)	—	$ —	—	$ —

	Global Allocation Fund				International Small-Cap Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	235	$ 2,276	313	$ 3,524	11	$ 282	33	$ 1,026
Reinvestment of distributions	175	1,612	313	3,554	1	34	23	782
Shares repurchased	(720)	(6,935)	(786)	(8,532)	(24)	(620)	(47)	(1,439)
Net Increase / (Decrease)	(310)	$ (3,047)	(160)	$ (1,454)	(12)	$ (304)	9	$ 369
Class C
Shares sold	36	$ 358	88	$ 960	— (1)	$ 7	— (1)	$ —(2)
Reinvestment of distributions	9	89	15	185	—	—	2	53
Shares repurchased	(80)	(808)	(82)	(925)	(2)	(50)	(4)	(96)
Net Increase / (Decrease)	(35)	$ (361)	21	$ 220	(2)	$ (43)	(2)	$ (43)
Class P
Shares sold	36	$ 347	110	$ 1,223	3	$ 77	3	$ 85
Reinvestment of distributions	7	62	14	156	2	60	48	1,649
Shares repurchased	(128)	(1,207)	(423)	(4,534)	(80)	(2,116)	(93)	(3,038)
Net Increase / (Decrease)	(85)	$ (798)	(299)	$ (3,155)	(75)	$ (1,979)	(42)	$ (1,304)
Institutional Class
Shares sold	44	$ 418	155	$ 1,873	108	$ 3,045	98	$ 2,984
Reinvestment of distributions	31	287	89	1,000	9	226	130	4,644
Shares repurchased	(184)	(1,747)	(474)	(5,219)	(340)	(9,791)	(175)	(5,859)
Net Increase / (Decrease)	(109)	$ (1,042)	(230)	$ (2,346)	(223)	$ (6,520)	53	$ 1,769
Class R6
Shares sold	3,166	$ 29,505	3,528	$ 35,328	92	$ 2,446	248	$ 7,772
Reinvestment of distributions	1,077	9,542	1,852	20,157	9	226	146	5,137
Shares repurchased	(7,039)	(65,701)	(3,896)	(40,512)	(483)	(13,563)	(328)	(9,393)
Net Increase / (Decrease)	(2,796)	$ (26,654)	1,484	$ 14,973	(382)	$ (10,891)	66	$ 3,516
Administrative Class
Shares sold	— (1)	$ —(2)	11	$ 115	—	$ —	—	$ —
Reinvestment of distributions	— (1)	1	— (1)	4	—	—	—	—
Shares repurchased	(1)	(15)	(3)	(27)	—	—	—	—
Net Increase / (Decrease)	(1)	$ (14)	8	$ 92	—	$ —	—	$ —

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,920	$ 25,376	2,122	$ 29,513	379	$ 6,076	331	$ 5,977
Reinvestment of distributions	442	5,832	448	6,226	12	172	1	23
Shares repurchased	(3,004)	(39,673)	(3,652)	(50,645)	(579)	(9,057)	(494)	(8,818)
Net Increase / (Decrease)	(642)	$ (8,465)	(1,082)	$ (14,906)	(188)	$ (2,809)	(162)	$ (2,818)
Class C
Shares sold	620	$ 8,220	779	$ 10,845	1	$ 20	4	$ 61
Reinvestment of distributions	220	2,909	232	3,240	1	9	—	—
Shares repurchased	(1,696)	(22,489)	(1,751)	(24,460)	(8)	(116)	(14)	(237)
Net Increase / (Decrease)	(856)	$ (11,360)	(740)	$ (10,375)	(6)	$ (87)	(10)	$ (176)
Class P
Shares sold	6,738	$ 88,835	10,262	$ 147,298	745	$ 12,116	453	$ 7,829
Reinvestment of distributions	565	7,411	695	9,706	5	81	2	39
Shares repurchased	(6,087)	(80,109)	(16,992)	(238,283)	(1,409)	(19,782)	(139)	(2,444)
Net Increase / (Decrease)	1,216	$ 16,137	(6,035)	$ (81,279)	(659)	$ (7,585)	316	$ 5,424
Institutional Class
Shares sold	6,569	$ 86,486	13,772	$ 192,971	452	$ 7,230	440	$ 7,713
Reinvestment of distributions	1,083	14,164	1,208	16,648	67	1,003	20	372
Shares repurchased	(7,852)	(102,636)	(14,158)	(192,335)	(1,865)	(28,263)	(3,265)	(54,593)
Net Increase / (Decrease)	(200)	$ (1,986)	822	$ 17,284	(1,346)	$ (20,030)	(2,805)	$ (46,508)
Class R6
Shares sold	683	$ 9,071	888	$ 12,291	—	$ —	—	$ —
Reinvestment of distributions	32	416	75	1,036	—	—	—	—
Shares repurchased	(562)	(7,262)	(1,597)	(21,751)	—	—	—	—
Net Increase / (Decrease)	153	$ 2,225	(634)	$ (8,424)	—	$ —	—	$ —

	NFJ Global Sustainability Fund				Seix High Yield Income Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	349	$ 5,392	53	$ 1,208	252	$ 1,930	371	$ 3,250
Reinvestment of distributions	65	888	54	1,195	87	670	96	792
Shares repurchased	(105)	(1,570)	(90)	(1,778)	(520)	(4,000)	(965)	(8,207)
Net Increase / (Decrease)	309	$ 4,710	17	$ 625	(181)	$ (1,400)	(498)	$ (4,165)
Class C
Shares sold	—	$ —	—	$ —	3	$ 23	6	$ 46
Reinvestment of distributions	—	—	—	—	5	40	8	66
Shares repurchased	—	—	—	—	(89)	(681)	(98)	(833)
Net Increase / (Decrease)	—	$ —	—	$ —	(81)	$ (618)	(84)	$ (721)
Class P
Shares sold	16	$ 254	52	$ 1,227	408	$ 3,055	36	$ 287
Reinvestment of distributions	42	581	48	1,076	18	129	23	182
Shares repurchased	(86)	(1,341)	(135)	(2,868)	(167)	(1,241)	(320)	(2,431)
Net Increase / (Decrease)	(28)	$ (506)	(35)	$ (565)	259	$ 1,943	(261)	$ (1,962)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
	NFJ Global Sustainability Fund				Seix High Yield Income Fund
	Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2023		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	80	$ 1,245	202	$ 4,419	1,415	$ 10,580	814	$ 6,510
Reinvestment of distributions	740	10,584	990	22,702	137	999	212	1,679
Shares repurchased	(2,674)	(45,008)	(876)	(17,322)	(1,969)	(14,365)	(3,551)	(27,810)
Net Increase / (Decrease)	(1,854)	$ (33,179)	316	$ 9,799	(417)	$ (2,786)	(2,525)	$ (19,621)
Administrative Class
Shares sold	—	$ —	—	$ —	— (1)	$ 1	15	$ 106
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	3
Shares repurchased	—	—	—	—	(—) (1)	(2)	(11)	(89)
Net Increase / (Decrease)	—	$ —	—	$ —	— (1)	$ 1	4	$ 20
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
(3)	Inception date January 31, 2022.
Note 7. 10% Shareholders
As of September 30, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Convertible Fund	28%	2
Duff & Phelps Water Fund	22	2
Global Allocation Fund	32	1
International Small-Cap Fund	71	2
Newfleet Short Duration High Income Fund	23	2
NFJ Emerging Markets Value Fund	66	1
NFJ Global Sustainability Fund	84	2 *
Seix High Yield Income Fund	43	2
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2023, the following Fund held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Water Fund	Water Utilities	29%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Funds held securities that were considered to be restricted at September 30, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Newfleet Short Duration High Income Fund	Cloud Peak Energy, Inc.	8/14/2020	$ —	$ —	0.0%
Seix High Yield Income Fund	LiveStyle, Inc.	12/01/2016	—	—	0.0
	LiveStyle, Inc. Series B	9/28/2016	907	772	2.4
	Tenerity, Inc.	11/04/2015	770	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At September 30,2023, the NFJ Emerging Markets had an outstanding borrowing of $9,000.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Convertible Fund	$1	$24,700	1.34%	1
International Small-Cap Fund	8	44,500	6.25	10
Newfleet Short Duration High Income Fund	8	6,300	4.56	10
NFJ Emerging Markets Value Fund	3	8,333	4.96	3
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Convertible Fund	$ 1,422,991	$ 61,792	$ (61,320)	$ 472
Duff & Phelps Water Fund	445,652	166,934	(29,205)	137,729
Global Allocation Fund	203,408	3,002	(19,729)	(16,727)
International Small-Cap Fund	29,084	5,384	(2,068)	3,316
Newfleet Short Duration High Income Fund	597,159	880	(36,321)	(35,441)
NFJ Emerging Markets Value Fund	47,952	2,949	(8,169)	(5,220)
NFJ Global Sustainability Fund	56,747	3,266	(7,217)	(3,951)
Seix High Yield Income Fund	36,171	558	(5,994)	(5,436)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Convertible Fund	$95,859	$ —
Global Allocation Fund	2,898	—
International Small-Cap Fund	2,924	—
Newfleet Short Duration High Income Fund	47,014	129,488
NFJ Emerging Markets Value Fund	6,738	4,033
Seix High Yield Income Fund	6,699	34,105
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred	Capital Loss Deferred
Convertible Fund	$10,808	$ —	$ 48,309	$ 95,859
Duff & Phelps Water Fund	3,695	13,170	—	—
Global Allocation Fund	4,536	—	—	2,898
International Small-Cap Fund	1,519	—	—	2,924
Newfleet Short Duration High Income Fund	2,445	—	15,974	176,502
NFJ Emerging Markets Value Fund	391	—	5,000	10,771
NFJ Global Sustainability Fund	514	8,771	—	—
Seix High Yield Income Fund	55	—	1,136	40,804
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2023 and 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Convertible Fund
9/30/23	$ 30,030	$ —	$ 30,030
9/30/22	288,132	234,168	522,300
Duff & Phelps Water Fund
9/30/23	3,340	—	3,340
9/30/22	16,939	66,006	82,945
Global Allocation Fund
9/30/23	271	11,654	11,925
9/30/22	14,725	11,365	26,090
International Small-Cap Fund
9/30/23	580	—	580
9/30/22	2,257	10,138	12,395
Newfleet Short Duration High Income Fund
9/30/23	34,778	—	34,778
9/30/22	41,100	—	41,100
NFJ Emerging Markets Value Fund
9/30/23	1,265	—	1,265
9/30/22	435	—	435
NFJ Global Sustainability Fund
9/30/23	700	11,617	12,317
9/30/22	4,995	20,235	25,230
Seix High Yield Income Fund
9/30/23	1,888	—	1,888
9/30/22	2,774	—	2,774

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following is a subsequent event requiring recognition or disclosure in these financial statements:
As approved by the Board of Trustees of Virtus Strategy Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix High Yield Income Fund (the “Acquired Fund”) will merge with and into Virtus Seix High Yield Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about February 23, 2024. The Acquired Fund and the Acquiring Fund have the same Board of Trustees, subadviser, and the same portfolio managers.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Strategy Trust and Shareholders of Virtus Convertible Fund, Virtus Duff & Phelps Water Fund, Virtus Global Allocation Fund, Virtus International Small-Cap Fund, Virtus Newfleet Short Duration High Income Fund, Virtus NFJ Emerging Markets Value Fund, Virtus NFJ Global Sustainability Fund, and Virtus Seix High Yield Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Convertible Fund, Virtus Duff & Phelps Water Fund, Virtus Global Allocation Fund, Virtus International Small-Cap Fund, Virtus Newfleet Short Duration High Income Fund, Virtus NFJ Emerging Markets Value Fund, Virtus NFJ Global Sustainability Fund, and Virtus Seix High Yield Income Fund (constituting Virtus Strategy Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2023
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS STRATEGY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2023
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2024, the Funds will notify applicable shareholders of amounts for use in preparing 2023 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2023, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Convertible Fund	20.94%	19.56%	$ —
Duff & Phelps Water Fund	100.00	100.00	13,170
Global Allocation Fund	33.45	17.10	—
International Small-Cap Fund	100.00	0.92	—
Newfleet Short Duration High Income Fund	—	—	—
NFJ Emerging Markets Value Fund	56.76	0.66	—
NFJ Global Sustainability Fund	100.00	42.89	9,716
Seix High Yield Income Fund	—	—	—
For the fiscal year ended September 30, 2023, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
International Small-Cap Fund	$ 2,502	$ 320
NFJ Emerging Markets Value Fund	1,245	172
NFJ Global Sustainability Fund	706	95

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Strategy Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2021 107 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since May 2023), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II and Virtus Diversified Income & Convertible Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2019 104 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS®& Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2011 104 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund and PIMCO California Flexible Municipal Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS®& Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2014 104 Portfolios	President (since 1998), F.G. Drummond Ranches, Inc.; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Trustee (since 2014), Frank Phillips Foundation; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (56 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2021 97 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2021 97 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (2014 to 2022), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund ® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2021 104 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 2021 107 Portfolios	Private investor since 2010.	Trustee and Chairman (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Chairman (since 2023) and Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman (since 2023), Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2021 107 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since May 2023) and Advisory Board Member (January 2023 to May 2023), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2023), Virtus Artificial Intelligence & Technology Opportunities Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2021 104 Portfolios	Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2021 104 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (56 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2021 110 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Director (since 2023), Stone Harbor Investment Funds plc (21 sub-funds) and Stone Harbor Global Funds plc (27 sub-funds); Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund®VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (6 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, plc (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held withTrust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2021).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President, Chief Financial Officer and Treasurer (since 2021).	Executive Vice President, Fund Services (since 2016), Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023)	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Fromm, Jennifer YOB: 1973	Chief Legal Officer, Counsel and Secretary (since 2021).	Vice President (since 2016) and Senior Counsel, Legal (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Griswold, Heidi YOB: 1973	Vice President (since 2021).	Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2021).	Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2021).	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021).	Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Martin, David YOB: 1959	Anti-Money Laundering Compliance Officer (since 2021).	Vice President, Compliance – Broker/Dealer (since 2009), Virtus Investment Partners, Inc.; and Vice President and Chief Compliance Officer of certain Virtus subsidiaries (since 2004).
Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).	Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Assistant Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo & Co. LLC (2007 to 2019).
Short, Julia R. YOB: 1972	Senior Vice President (since 2021).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held withTrust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.

Virtus International Small-Cap Fund, a series of Virtus Strategy Trust
(Unaudited)
Supplement dated September 5, 2023 to the Fund’s Summary Prospectus and Virtus Strategy Trust Statutory Prospectus, each dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
The first paragraph under “Principal Investment Strategies” in the Fund’s summary prospectus and the summary section of the statutory prospectus will be replaced with the following:
The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI ACWI ex US Small Cap Index. Under normal circumstances, the fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI ACWI ex US Small-Cap Index, which as of June 30, 2023 would permit the fund to maintain a weighted-average market capitalization ranging from $900 million to $1.5 billion. The fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The fund may invest in emerging market securities.
In the section “More Information about Risks Related to Principal Investment strategies” the first paragraph under “Principal Investment Strategies” starting on page 46 of the statutory prospectus relating to the Fund will be replaced with the following:
The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI ACWI ex US Small-Cap Index. Under normal circumstances, the fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI ACWI ex US Small Cap Index, which as of June 30, 2023 would permit the fund to maintain a weighted-average market capitalization ranging from $900 million to $1.5 billion. The fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The fund may invest in emerging market securities. The fund’s policy of investing 80% of its assets in companies with smaller market capitalizations may be changed only upon 60 days’ written notice to shareholders.
Investors should retain this supplement with the Prospectuses for future reference.
VST 8060 International Small-Cap PIS Changes (9/2023)

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VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8068	11-23

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2022 and September 30, 2023 are $208,131 and $213,334, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2022 and September 30, 2023 are $44,273 and $9,793, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2022 and September 30, 2023 are $52,804 and $50,119, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2022 and September 30, 2023 are $0 and $24,621, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Strategy Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2022 and September 30, 2023 are $252,404 and $84,533, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/23

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/5/23

*	Print the name and title of each signing officer under his or her signature.